                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-5850
                                                     ---------

                                ONEAMERICA FUNDS
                                ----------------
               (Exact name of registrant as specified in charter)

                1 AMERICAN SQUARE, INDIANAPOLIS, IN, 46282-8216
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Constance E. Lund
             1 AMERICAN SQUARE, INDIANAPOLIS, IN, 46282-8216
             -------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 317-285-1877
                                                            ------------
                         Date of fiscal year end: 12/31
                                                 ------

                  Date of reporting period: 1/01/03 TO 6/30/03
                                           -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission no later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CSR 270-306-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMS") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20545-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

[GRAPHIC]

SEMI-ANNUAL REPORT FOR
ONEAMERICA(R) FUNDS, INC.


JUNE 30, 2003


[AUL A ONEAMERICA(R) FINANCIAL PARTNER LOGO]

THE REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE PARTICIPANTS. THE REPORT IS NOT TO BE DISTRIBUTED TO PROSPECTIVE INVESTORS AS SALES LITERATURE UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS OF ONEAMERICA FUNDS, INC., AND AUL AMERICAN UNIT TRUST, AUL AMERICAN INDIVIDUAL UNIT TRUST, AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST OR AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST WHICH CONTAINS FURTHER INFORMATION CONCERNING THE SALES CHARGE, EXPENSES AND OTHER PERTINENT INFORMATION.

REGISTERED GROUP AND INDIVIDUAL VARIABLE ANNUITY AND VARIABLE LIFE CONTRACTS ISSUED BY AMERICAN UNITED LIFE INSURANCE COMPANY(R) (AUL) ARE DISTRIBUTED BY ONEAMERICA SECURITIES, INC., MEMBER NASD, SIPC, A WHOLLY OWNED SUBSIDIARY OF AUL.

                DIRECTORS AND OFFICERS OF ONEAMERICA FUNDS, INC.

R. Stephen Radcliffe, Chairman of the Board and President
Dr. Ronald D. Anderson, DIRECTOR
    Professor, Kelley School of Business
    Indiana University, Indianapolis, Indiana
James W. Murphy, DIRECTOR
Constance E. Lund, TREASURER
Alpha C. Blackburn, DIRECTOR
    President and CEO,
    Blackburn Architects, Inc.,
    Indianapolis, Indiana
Donald J. Stuhldreher, DIRECTOR
    Former President,
    The Huntington Company
Thomas M. Zurek, SECRETARY
John C. Swhear, ASSISTANT SECRETARY

[PHOTO OF R. STEPHEN RADCLIFFE]

A MESSAGE
FROM
THE CHAIRMAN OF THE BOARD OF DIRECTORS
AND PRESIDENT OF
ONEAMERICA FUNDS, INC.

The investment environment has changed dramatically since the beginning of the year, primarily in response to geo-political and economic issues. As 2003 commenced, investors were faced with a myriad of concerns, including the war with Iraq, higher energy prices, fear of terrorist retaliation, SARS, and the weakening dollar relative to the euro. The Federal Reserve, acknowledging that the long-awaited economic recovery remained sluggish, lowered the federal funds rate in June by 25 basis points to 1.0%, the lowest level since 1958. As a result of these concerns, the stock market drifted lower during the first quarter, while bonds continued to post strong returns. To many investors, it seemed like a painful continuation of the past three years.

Fortunately, equity investors assumed a more bullish posture during the second quarter. U.S. stock mutual funds advanced on average more than 17% during the quarter, the strongest performance in years, according to Lipper Inc. As a result, major equity indices posted handsome, positive returns during the first half of the year, a welcome respite for equity investors.

The attractive equity returns in the first half ended a three-year run during which investment grade bond funds significantly outperformed the vast majority of stock funds. Although overshadowed by stock returns, the 3.9% earned by the Lehman Aggregate Bond Index provided a respectable advantage over the meager money market returns available in the first half of 2003.

There has been some concern the stock market has advanced too rapidly without any clear indication of an economic or earnings improvement. However, it is hoped that the current level of liquidity, expansionary fiscal and monetary policies, and a more competitive currency will provide the necessary stimulus to prevent deflation and boost economic activity. And although short-term prospects for stocks may be dampened due to the recent rapid advance in stock prices, further upside potential is still possible during the remainder of the year.

Although the Federal Reserve Bank is expected to keep short-term interest rates at historically low levels for as long as it takes to boost economic growth, interest rates on bonds with intermediate and longer-term maturities have recently moved higher. Prospects for faster economic growth, continued deficit spending by the Federal government, and a weaker dollar are weighing heavily on investor sentiment in the bond market.

Investment performance for the OneAmerica Funds, Inc. for the first half of 2003 was:

    PORTFOLIO                               CLASS O           ADVISOR CLASS (1)
    ---------                               -------           -----------------
    Value Portfolio                          11.3%                  17.0%
    Money Market Portfolio                    0.4%                   0.1%
    Investment Grade Bond Portfolio           4.3%                   2.5%
    Asset Director Portfolio                  9.6%                  12.6%

     (1) Inception date for the Advisor Class was 3/31/2003. Performance figures shown for the Advisor Class are for the period 3/31/2003 to 6/30/2003.

Performance numbers for the OneAmerica portfolios are net of investment advisory fees and other expenses paid by each portfolio but do not reflect specified contract charges and mortality and expense risk charges.


                                /s/ R. Stephen Radcliffe

                                R. Stephen Radcliffe
                                CHAIRMAN OF THE BOARD OF DIRECTORS AND PRESIDENT ONEAMERICA FUNDS, INC.


Indianapolis, Indiana
August 15, 2003

                             ONEAMERICA FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2003 (UNAUDITED)

                                                               PORTFOLIO
                                      --------------------------------------------------------------
                                                           MONEY         INVESTMENT        ASSET
                                          VALUE            MARKET        GRADE BOND      DIRECTOR
                                      -------------    -------------   -------------   -------------
ASSETS:
  Investments at value                $ 141,697,097    $ 233,951,013   $ 136,866,938   $ 125,859,793
  Capital stock sold                              -        6,696,241               -               -
  Receivable for investments sold                 -        3,000,000         120,000          37,500
  Dividends and interest receivable         151,215           18,495       1,136,870         431,590
  Other assets                               12,159            7,603          36,159           1,262
                                      -------------    -------------   -------------   -------------
      Total assets                      141,860,471      243,673,352     138,159,967     126,330,145
                                      -------------    -------------   -------------   -------------
LIABILITIES:
  Distribution payable                            -            3,336               -               -
  Capital stock acquired                    117,973                -          25,666         392,417
  Payable for investments purchased               -        8,994,144       4,962,217       1,072,527
  Accrued investment advisory fees           60,285           78,426          57,235          53,095
  Accrued expenses                           41,461           27,601          25,845          37,273
                                      -------------    -------------   -------------   -------------
      Total liabilities                     219,719        9,103,507       5,070,963       1,555,312
                                      -------------    -------------   -------------   -------------
NET ASSETS                            $ 141,640,752    $ 234,569,845   $ 133,089,004   $ 124,774,833
                                      =============    =============   =============   =============
NET ASSETS BY CLASS OF SHARES
  Class O                             $ 141,639,589    $ 234,568,844   $ 133,087,979   $ 124,773,709
  Advisor Class                               1,163            1,001           1,025           1,124
                                      -------------    -------------   -------------   -------------
      Total net assets                $ 141,640,752    $ 234,569,845   $ 133,089,004   $ 124,774,833
                                      =============    =============   =============   =============
SHARES OUTSTANDING
  Class O                                 7,787,583      234,568,844      11,681,840       8,539,147
  Advisor Class                                  64            1,001              90              77
                                      -------------    -------------   -------------   -------------
      Total shares outstanding            7,787,647      234,569,845      11,681,930       8,539,224
                                      =============    =============   =============   =============
NET ASSET VALUE PER SHARE
  Class O                             $       18.19    $        1.00   $       11.39   $       14.61
                                      =============    =============   =============   =============
  Advisor Class                       $       18.17    $        1.00   $       11.39   $       14.60
                                      =============    =============   =============   =============

  Investments at cost                 $ 127,130,140    $ 233,951,013   $ 132,314,188   $ 114,591,831
                                      =============    =============   =============   =============
ANALYSIS OF NET ASSETS:
   Paid-in-capital                    $ 129,956,000    $ 234,569,845   $ 127,045,381   $ 115,160,319
   Undistributed net investment
     income                                 356,402                -       1,316,224         604,372
   Undistributed net realized
     gain (loss)                         (3,238,607)               -         174,649      (2,257,819)
   Unrealized appreciation
     (depreciation)                      14,566,957                -       4,552,750      11,267,961
                                      -------------    -------------   -------------   -------------
                                      $ 141,640,752    $ 234,569,845   $ 133,089,004   $ 124,774,833
                                      =============    =============   =============   =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             ONEAMERICA FUNDS, INC.
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                 PORTFOLIO
                                      --------------------------------------------------------------
                                                          MONEY          INVESTMENT        ASSET
                                          VALUE           MARKET         GRADE BOND      DIRECTOR
                                      -------------    -------------   -------------   -------------
INVESTMENT INCOME:
  Income:
    Dividends (net of foreign         $   1,014,270    $           -   $      61,052   $     633,617
      taxes withheld of $11,979, $0,
      $0, and $7,807, respectively)
    Interest                                 29,201        1,418,947       3,073,248         922,174
                                      -------------    -------------   -------------   -------------
                                          1,043,471        1,418,947       3,134,300       1,555,791
                                      -------------    -------------   -------------   -------------
EXPENSES:
  Investment advisory fee                   316,227          466,545         320,606         278,882
  Custodian and service agent fee            45,077           72,450          57,246          48,938
  Professional fees                           6,915           11,844          12,516          11,026
  Director fees                               2,862            2,862           2,862           2,862
  Printing                                    2,423            3,650           3,432           2,249
  Distribution (12b-1) fee                        1                1               1               1
  Other                                       1,449            3,311           9,305           1,938
                                      -------------    -------------   -------------   -------------
  Total expenses                            374,954          560,663         405,968         345,896
                                      -------------    -------------   -------------   -------------

      Net investment income                 668,517          858,284       2,728,332       1,209,895
                                      -------------    -------------   -------------   -------------
GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
   on investments                        (3,181,457)               -         391,216      (2,230,315)
  Net change in unrealized
   appreciation (depreciation)
   on investments                        16,645,382                -       2,377,846      11,759,743
                                      -------------    -------------   -------------   -------------
     Net gain (loss)                     13,463,925                -       2,769,062       9,529,428
                                      -------------    -------------   -------------   -------------

NET INCREASE IN NET ASSETS
  FROM OPERATIONS                     $  14,132,442    $     858,284   $   5,497,394   $  10,739,323
                                      =============    =============   =============   =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             ONEAMERICA FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                          PORTFOLIO
                                              ---------------------------------------------------------------------
                                                           VALUE                             MONEY MARKET
                                              ------------------------------    -----------------------------------
                                               SIX MONTHS                         SIX MONTHS
                                              ENDED 6/30/03     YEAR ENDED       ENDED 6/30/03       YEAR ENDED
                                               (UNAUDITED)     DEC. 31, 2002      (UNAUDITED)       DEC. 31, 2002
                                              -------------    -------------    ---------------   -----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                       $     668,517    $   1,350,181    $       858,284   $       2,559,273
  Net realized gain (loss)                       (3,181,457)       3,804,317                  -                   -
  Net change in unrealized
   appreciation (depreciation)                   16,645,382      (16,473,761)                 -                   -
                                              -------------    -------------    ---------------   -----------------
   Net increase (decrease) in net assets
     from operations                             14,132,442      (11,319,263)           858,284           2,559,273
                                              -------------    -------------    ---------------   -----------------
DIVIDENDS AND DISTRIBUTIONS:
  From net investment income:
   Class O                                         (312,115)      (1,374,679)          (858,284)         (2,559,273)
   Advisor Class                                          -                -                  -                   -
  From net realized gain:
   Class O                                                -       (3,922,289)                 -                   -
   Advisor Class                                          -                -                  -                   -
  Return of capital:
   Class O                                                -         (117,534)                 -                   -
   Advisor Class                                          -                -                  -                   -
                                              -------------    -------------    ---------------   -----------------
   Increase (decrease)                             (312,115)      (5,414,502)          (858,284)         (2,559,273)
                                              -------------    -------------    ---------------   -----------------
SHAREHOLDER TRANSACTIONS:
  Proceeds from shares sold:
   Class O                                       10,129,911       47,270,233        290,726,619       1,441,722,733
   Advisor Class                                      1,000                -              1,001                   -
  Reinvested distributions:
   Class O                                          312,116        5,414,502            860,527           2,561,499
   Advisor Class                                          -                -                  -                   -
  Cost of shares redeemed:
   Class O                                      (10,149,659)     (23,052,697)      (301,951,230)     (1,390,026,794)
   Advisor Class                                          -                -                  -                   -
                                              -------------    -------------    ---------------   -----------------
   Increase (decrease)                              293,368       29,632,038        (10,363,083)         54,257,438
                                              -------------    -------------    ---------------   -----------------

   Net increase (decrease) in net assets         14,113,695       12,898,273        (10,363,083)         54,257,438
   Net assets at beginning of period            127,527,057      114,628,784        244,932,928         190,675,490
                                              -------------    -------------    ---------------   -----------------
NET ASSETS AT END OF PERIOD                   $ 141,640,752    $ 127,527,057    $   234,569,845   $     244,932,928
                                              =============    =============    ===============   =================
CHANGES IN CAPITAL STOCK OUTSTANDING:
  Shares sold:
   Class O                                          610,008        2,517,302        290,726,619       1,441,722,733
   Advisor Class                                         64                -              1,001                   -
  Reinvested distributions:
   Class O                                           20,090          331,168            860,527           2,561,499
   Advisor Class                                          -                -                  -                   -
  Shares redeemed:
   Class O                                         (625,795)      (1,297,122)      (301,951,230)     (1,390,026,794)
   Advisor Class                                          -                -                  -                   -
                                              -------------    -------------    ---------------   -----------------
Net increase (decrease)                               4,367        1,551,348        (10,363,083)         54,257,438
Shares outstanding at beginning of period         7,783,280        6,231,932        244,932,928         190,675,490
                                              -------------    -------------    ---------------   -----------------
Shares outstanding at end of period               7,787,647        7,783,280        234,569,845         244,932,928
                                              =============    =============    ===============   =================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                        PORTFOLIO
                                              ----------------------------------------------------------------
                                                   INVESTMENT GRADE BOND                ASSET DIRECTOR
                                              ------------------------------    ------------------------------
                                               SIX MONTHS                        SIX MONTHS
                                              ENDED 6/30/03     YEAR ENDED      ENDED 6/30/03     YEAR ENDED
                                               (UNAUDITED)     DEC. 31, 2002     (UNAUDITED)     DEC. 31, 2002
                                              -------------    -------------    -------------    -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                       $   2,728,332    $   4,846,107    $   1,209,895    $   2,519,807
  Net realized gain (loss)                          391,216          185,172       (2,230,315)       2,281,531
  Net change in unrealized
   appreciation (depreciation)                    2,377,846        2,430,326       11,759,743       (8,578,706)
                                              -------------    -------------    -------------    -------------
   Net increase (decrease) in net assets
     from operations                              5,497,394        7,461,605       10,739,323       (3,777,368)
                                              -------------    -------------    -------------    -------------
DIVIDENDS AND DISTRIBUTIONS:
  From net investment income:
   Class O                                       (1,412,108)      (4,981,453)        (605,523)      (2,623,651)
   Advisor Class                                          -                -                -                -
  From net realized gain:
   Class O                                                -         (102,069)               -       (2,234,050)
   Advisor Class                                          -                -                -                -
  Return of capital:
   Class O                                                -          (84,390)               -          (25,420)
   Advisor Class                                          -                -                -                -
                                              -------------    -------------    -------------    -------------
   Increase (decrease)                           (1,412,108)      (5,167,912)        (605,523)      (4,883,121)
                                              -------------    -------------    -------------    -------------
SHAREHOLDER TRANSACTIONS:
  Proceeds from shares sold:
   Class O                                       31,139,313       67,031,411       11,108,399       31,489,570
   Advisor Class                                      1,000                -            1,000                -
  Reinvested distributions:
   Class O                                        1,412,107        5,167,912          605,523        4,883,121
   Advisor Class                                          -                -                -                -
  Cost of shares redeemed:
   Class O                                      (22,506,291)     (33,803,573)      (4,126,960)     (11,754,791)
   Advisor Class                                          -                -                -                -
                                              -------------    -------------    -------------    -------------
   Increase                                      10,046,129       38,395,750        7,587,962       24,617,900
                                              -------------    -------------    -------------    -------------

   Net increase in net assets                    14,131,415       40,689,443       17,721,762       15,957,411
   Net assets at beginning of period            118,957,589       78,268,146      107,053,071       91,095,660
                                              -------------    -------------    -------------    -------------
NET ASSETS AT END OF PERIOD                   $ 133,089,004    $ 118,957,589    $ 124,774,833    $ 107,053,071
                                              =============    =============    =============    =============
CHANGES IN CAPITAL STOCK OUTSTANDING:
  Proceeds from shares sold:
   Class O                                        2,790,050        6,041,539          813,705        2,176,961
   Advisor Class                                         90                -               77                -
  Reinvested distributions:
   Class O                                          127,091          468,214           46,704          364,883
   Advisor Class                                          -                -                -                -
  Shares redeemed:
   Class O                                       (2,011,796)      (3,049,336)        (308,246)        (876,131)
   Advisor Class                                          -                -                -                -
                                              -------------    -------------    -------------    -------------
Net increase                                        905,435        3,460,417          552,240        1,665,713
Shares outstanding at beginning of period        10,776,495        7,316,078        7,986,984        6,321,271
                                              -------------    -------------    -------------    -------------
Shares outstanding at end of period              11,681,930       10,776,495        8,539,224        7,986,984
                                              =============    =============    =============    =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                                 VALUE PORTFOLIO
                            JUNE 30, 2003 (UNAUDITED)

                                                                            MARKET
                      DESCRIPTION                             SHARES         VALUE
----------------------------------------------------------   ---------   -------------
COMMON STOCK (92.5%)
  Aerospace/Defense (5.8%)
   Boeing Co.                                                   83,100   $   2,851,992
   General Dynamics Corp.                                       31,400       2,276,500
   Precision Castparts Corp.                                    97,600       3,035,360
                                                                         -------------
                                                                             8,163,852
                                                                         -------------
  Apparel (9.4%)
   Columbia Sportswear Co.*                                     11,850         609,209
   Kellwood Co.                                                104,500       3,305,335
   Liz Claiborne, Inc.                                          78,400       2,763,600
   Reebok International*                                       112,000       3,766,560
   Wolverine World Wide, Inc.                                  147,750       2,845,665
                                                                         -------------
                                                                            13,290,369
                                                                         -------------
  Automotive & Auto Parts (7.5%)
   Bandag, Inc.                                                  4,500         167,715
   Carlisle Cos., Inc.                                          94,000       3,963,040
   TBC Corp.*                                                    3,900       6,551,295
                                                                         -------------
                                                                            10,682,050
                                                                         -------------
  Banks and Financial Services (7.7%)
   Bank One Corp.                                               87,563       3,255,592
   Citigroup, Inc.                                              75,121       3,215,179
   Investment Technology
     Group, Inc.*                                               24,500         455,700
   Washington Mutual, Inc.                                      97,327       4,019,605
                                                                         -------------
                                                                            10,946,076
                                                                         -------------
  Cement & Aggregates (2.1%)
   Lafarge North America, Inc.                                  93,900       2,901,510
                                                                         -------------
  Chemicals (1.4%)
   Dow Chemical                                                 62,600       1,938,096
                                                                         -------------
  Computer Hardware & Software (6.1%)
   Autodesk, Inc.                                              251,000       4,056,160
   Hewlett-Packard Co.                                         211,708       4,509,380
                                                                         -------------
                                                                             8,565,540
                                                                         -------------
  Consumer Products (0.6%)
   Helen of Troy Ltd.*                                          57,000         864,120
                                                                         -------------
  Electrical Equipment & Electronics (6.6%)
   American Power Conversion                                   191,300       2,982,367
   Baldor Electric Co.                                         172,580       3,555,148
   General Electric Co.                                         52,700       1,511,436
   Kemet Corp.*                                                133,100       1,344,310
                                                                         -------------
                                                                             9,393,261
                                                                         -------------
  Furniture (4.3%)
   Furniture Brands
     International, Inc.*                                      105,400   $   2,750,940
   Kimball International, Inc.
     Class "B"                                                  38,400         599,040
   La-Z-Boy, Inc.                                              122,600       2,743,788
                                                                         -------------
                                                                             6,093,768
                                                                         -------------
  Health Care & Pharmaceuticals (5.8%)
   McKesson HBOC, Inc.                                          90,600       3,238,044
   Merck & Co., Inc.                                             7,500         454,125
   Pfizer, Inc.                                                 75,500       2,578,325
   Schering-Plough Corp.                                       100,300       1,865,580
                                                                         -------------
                                                                             8,136,074
                                                                         -------------
  Housing (1.7%)
   Fleetwood Enterprises, Inc.*                                 82,400         609,760
   Toll Brothers, lnc.*                                         63,300       1,792,023
                                                                         -------------
                                                                             2,401,783
                                                                         -------------
  Manufacturing (3.4%)
   Crane Co.                                                    91,200       2,063,856
   Trinity Industries                                          151,700       2,807,967
                                                                         -------------
                                                                             4,871,823
                                                                         -------------
  Metals & Mining (4.3%)
   Alcoa, Inc.                                                 113,200       2,886,600
   Cleveland-Cliffs, Inc.*                                      68,900       1,229,865
   Phelps Dodge Corp.*                                          52,300       2,005,182
                                                                         -------------
                                                                             6,121,647
                                                                         -------------
  Oil & Oil Services (6.2%)
   Royal Dutch Petroleum Co.                                    75,600       3,524,472
   Tidewater, Inc.                                             108,300       3,180,771
   Valero Energy Corp.                                          56,300       2,045,379
                                                                         -------------
                                                                             8,750,622
                                                                         -------------
  Paper and Forest Products (2.1%)
   Wausau-Mosinee Paper Corp.                                  270,800       3,032,960
                                                                         -------------
  Restaurants (2.4%)
   Outback Steakhouse, Inc.                                     45,400       1,770,600
   Ryan's Family
     Steak Houses, Inc.*                                       115,500       1,617,000
                                                                         -------------
                                                                             3,387,600
                                                                         -------------
  Retail (3.6%)
   BJ's Wholesale Club, Inc.*                                  191,800       2,888,508
   Longs Drug Stores, Inc.                                     133,700       2,219,420
                                                                         -------------
                                                                             5,107,928
                                                                         -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                            MARKET
                      DESCRIPTION                             SHARES         VALUE
----------------------------------------------------------   ---------   -------------
COMMON STOCK (92.5%) (CONTINUED)
  Telecommunications Services & Equipment (6.6%)
   Scientific-Atlanta, Inc.                                    214,600   $   5,116,064
   Sprint Corp. (FON Group)                                    109,400       1,575,360
   Telefonos de Mexico Class "L" - ADR                          84,400       2,651,848
                                                                         -------------
                                                                             9,343,272
                                                                         -------------
  Transportation (3.1%)
   Alexander & Baldwin, Inc.                                    87,950       2,333,314
   Norfolk Southern Corp.                                      109,400       2,100,480
                                                                         -------------
                                                                             4,433,794
                                                                         -------------
  Miscellaneous (1.8%)
   Brunswick Corp.                                             103,700       2,594,574
                                                                         -------------
      Total common stock (cost: $116,453,762)                              131,020,719
                                                                         -------------
MONEY MARKET MUTUAL FUNDS (2.9%)
     Federated Investors Prime Obligation                    4,126,287       4,126,287
                                                                         -------------
      Total money market mutual funds (cost: $4,126,287)                     4,126,287
                                                                         -------------
CASH AND CASH EQUIVALENTS (4.6%)
     BONY Cash Reserve                                       6,550,091       6,550,091
                                                                         -------------
      Total cash and cash equivalents (cost: $6,550,091)                     6,550,091
                                                                         -------------
  TOTAL INVESTMENTS (COST: $127,130,140)                                 $ 141,697,097
                                                                         =============

*DOES NOT PAY CASH DIVIDENDS
PERCENTAGES SHOWN ARE BASED ON TOTAL INVESTMENTS AT MARKET VALUE.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                             MONEY MARKET PORTFOLIO
                            JUNE 30, 2003 (UNAUDITED)

                                                               INTEREST     MATURITY     PRINCIPAL       MARKET
                        DESCRIPTION                              RATE         DATE        AMOUNT         VALUE
----------------------------------------------------------   -----------    --------   ------------   -------------
SHORT-TERM NOTES (91.9%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (44.9%)
   Federal Home Loan Bank Discount Notes                           0.910%   07/02/03   $  9,000,000   $   8,999,773
   Federal Home Loan Bank Discount Notes                     1.152-1.153    07/09/03     12,000,000      11,996,933
   Federal Home Loan Bank Discount Notes                           1.102    07/24/03      6,000,000       5,995,783
   Federal Home Loan Bank Discount Notes                           1.133    08/01/03      5,000,000       4,995,135
   Federal Home Loan Bank Discount Notes                           0.942    08/20/03      5,000,000       4,993,472
   Federal Home Loan Mortgage Corp. Discount Notes                 1.124    07/02/03      7,000,000       6,999,782
   Federal Home Loan Mortgage Corp. Discount Notes                 1.134    08/15/03      6,000,000       5,991,525
   Federal Home Loan Mortgage Corp. Discount Notes           1.163-1.186    08/21/03      4,550,000       4,542,437
   Federal Home Loan Mortgage Corp. Discount Notes                 1.147    10/15/03      5,500,000       5,481,538
   Federal National Mortgage Association Discount Notes            1.198    07/09/03      4,000,000       3,998,938
   Federal National Mortgage Association Discount Notes            0.950    07/10/03      4,000,000       3,999,050
   Federal National Mortgage Association Discount Notes            0.920    07/11/03      5,000,000       4,998,722
   Federal National Mortgage Association Discount Notes      1.183-1.205    07/16/03      8,500,000       8,495,775
   Federal National Mortgage Association Discount Notes            1.173    07/23/03      3,000,000       2,997,855
   Federal National Mortgage Association Discount Notes            0.961    08/06/03      5,000,000       4,995,200
   Federal National Mortgage Association Discount Notes            1.163    08/13/03      5,000,000       4,993,072
   Federal National Mortgage Association Discount Notes            1.195    08/22/03      3,500,000       3,493,984
   Federal National Mortgage Association Discount Notes            0.942    08/27/03      7,000,000       6,989,582
                                                                                                      -------------
                                                                                                        104,958,556
                                                                                                      -------------
  COMMERCIAL PAPER (41.6%)
   Banking (2.6%)
     National City Bank                                            1.030    08/11/03      6,000,000       5,992,962
                                                                                                      -------------
   Business Finance (7.9%)
     Citicorp                                                      1.261    07/22/03      4,000,000       3,997,107
     Citicorp                                                      1.035    08/08/03      2,500,000       2,497,308
     General Electric Capital Corp.                                1.212    07/18/03      2,000,000       1,998,857
     General Electric Capital Corp.                                1.254    07/23/03      4,000,000       3,996,944
     UBS Finance Delaware, LLC                                     1.235    07/01/03      4,000,000       4,000,000
     UBS Finance Delaware, LLC                                     1.180    07/31/03      2,000,000       1,998,067
                                                                                                      -------------
                                                                                                         18,488,283
                                                                                                      -------------
   Consumer Finance (4.9%)
     American Express Credit Corp.                                 1.233    07/11/03      2,500,000       2,499,146
     American Express Credit Corp.                                 1.192    08/04/03      2,500,000       2,497,190
     American General Finance Corp.                                1.112    07/24/03      3,500,000       3,497,518
     American General Finance Corp.                                1.013    09/24/03      3,000,000       2,992,846
                                                                                                      -------------
                                                                                                         11,486,700
                                                                                                      -------------
   Education (2.6%)
     Harvard University                                            1.190    08/15/03      3,000,000       2,995,612
     Harvard University                                            9.500    08/18/03      3,000,000       2,996,200
                                                                                                      -------------
                                                                                                          5,991,812
                                                                                                      -------------
   Energy (3.4%)
     ChevronTexaco Corp.                                           1.081    07/25/03      5,000,000       4,996,400
     ChevronTexaco Corp.                                           0.951    07/31/03      3,000,000       2,997,625
                                                                                                      -------------
                                                                                                          7,994,025
                                                                                                      -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               INTEREST     MATURITY     PRINCIPAL       MARKET
                        DESCRIPTION                              RATE         DATE        AMOUNT          VALUE
----------------------------------------------------------   -----------    --------   ------------   -------------
SHORT-TERM NOTES (91.9%) (CONTINUED)
  COMMERCIAL PAPER (41.6%) (CONTINUED)
   Finance Companies (3.8%)
     IBM Credit Corp                                               1.194%   07/21/03   $  3,000,000   $   2,998,017
     Toyota Motor Credit Corp.                                     1.203    07/23/03      3,000,000       2,997,800
     Toyota Motor Credit Corp.                                     1.153    07/30/03      3,000,000       2,997,221
                                                                                                      -------------
                                                                                                          8,993,038
                                                                                                      -------------
   Insurance (4.9%)
     American International Group Funding, Inc.                    0.991    07/30/03      3,000,000       2,997,608
     American International Group Funding, Inc.                    1.124    10/03/03      3,000,000       2,991,227
     Prudential Funding Corp.                                      1.192    07/11/03      3,000,000       2,999,008
     Prudential Funding Corp.                                      1.152    08/04/03      2,500,000       2,497,285
                                                                                                      -------------
                                                                                                         11,485,128
                                                                                                      -------------
   Pharmaceuticals (6.4%)
     Abbot Laboratories                                            0.971    07/29/03      2,000,000       1,998,491
     Merck & Co., Inc.                                             1.198    07/09/03      4,000,000       3,998,951
     Merck & Co., Inc.                                             1.182    07/15/03      2,000,000       1,999,082
     Pfizer, Inc.                                                  1.202    07/11/03      2,000,000       1,999,333
     Pfizer, Inc.                                                  1.202    07/14/03      3,000,000       2,998,700
     Pfizer, Inc.                                                  0.931    08/01/03      2,000,000       1,998,398
                                                                                                      -------------
                                                                                                         14,992,955
                                                                                                      -------------
   Telecommunications (3.0%)
     Bellsouth Telecommunications                                  1.020    07/03/03      2,000,000       1,999,887
     Bellsouth Telecommunications                                  1.031    07/07/03      5,000,000       4,999,142
                                                                                                      -------------
                                                                                                          6,999,029
                                                                                                      -------------
   Miscellaneous (2.1%)
     Rockwood Quarry LLC                                           1.100    12/01/22      5,000,000       5,000,000
                                                                                                      -------------
                                                                                                         97,423,932
                                                                                                      -------------
  BANKERS ACCEPTANCE (2.8%)
     Bank of America Corp.                                         1.223    07/02/03      1,707,414       1,707,356
     Bank of America Corp.                                         1.011    07/29/03      2,500,000       2,498,036
     Bank of America Corp.                                         1.150    09/23/03      2,365,000       2,358,654
                                                                                                      -------------
                                                                                                          6,564,046
                                                                                                      -------------
  CERTIFICATES OF DEPOSIT (2.6%)
     Wells Fargo & Co.                                             1.054    07/31/03      6,000,000       6,000,000
                                                                                                      -------------
      Total short-term notes (cost: $214,946,534)                                                       214,946,534
                                                                                                      -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                            MARKET
                        DESCRIPTION                           SHARES         VALUE
----------------------------------------------------------   ---------   -------------
  MONEY MARKET MUTUAL FUNDS (8.1%)
     Dreyfus Masternote Account                              9,192,040   $   9,192,040
     Federated Investors Prime Obligation                    9,700,531       9,700,531
                                                                         -------------
      Total money market mutual funds (cost: $18,892,571)                   18,892,571
                                                                         -------------
  CASH AND CASH EQUIVALENTS (0.0%)
     BONY Cash Reserves                                        111,908         111,908
                                                                         -------------
      Total cash and cash equivalents (cost: $111,908)                         111,908
                                                                         -------------
  TOTAL INVESTMENTS (COST: $233,951,013)                                 $ 233,951,013
                                                                         =============

PERCENTAGES SHOWN ARE BASED ON TOTAL INVESTMENTS AT MARKET VALUE.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                         INVESTMENT GRADE BOND PORTFOLIO
                            JUNE 30, 2003 (UNAUDITED)

                                                               INTEREST     MATURITY     PRINCIPAL       MARKET
                        DESCRIPTION                              RATE         DATE        AMOUNT          VALUE
----------------------------------------------------------   -----------    --------   ------------   -------------
LONG-TERM NOTES AND BONDS (85.2%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (14.3%)
   FHLB                                                            3.500%   04/22/08   $  1,000,000   $   1,016,656
   FHLMC                                                           5.500    07/15/06        800,000         885,935
   FHLMC                                                           7.000    03/15/10        500,000         613,766
   FHLMC                                                           4.750    10/11/12      1,000,000       1,033,081
   Housing Urban Development                                       4.850    08/01/11        800,000         867,446
   Housing Urban Development                                       5.670    08/01/16        650,000         718,151
   U.S. Treasury Bonds                                             8.000    11/15/21      1,000,000       1,449,024
   U.S. Treasury Bonds                                             6.750    08/15/26      1,775,000       2,313,533
   U.S. Treasury Bonds                                             5.250    02/15/29      2,500,000       2,722,950
   U.S. Treasury Notes                                             5.750    11/15/05      1,000,000       1,100,899
   U.S. Treasury Notes                                             5.625    02/15/06      1,050,000       1,161,276
   U.S. Treasury Notes                                             2.000    05/15/06      2,200,000       2,224,064
   U.S. Treasury Notes                                             6.500    02/15/10      1,000,000       1,213,164
   U.S. Treasury Notes                                             5.750    08/15/10      1,900,000       2,224,560
                                                                                                      -------------
                                                                                                         19,544,505
                                                                                                      -------------
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (44.2%)
   Atlantic City Electric Transition Funding LLC 2002-1 A3         4.910    07/20/17        800,000         841,226
   FHLMC Gold Pool #C77972                                         5.000    04/01/33      2,700,001       2,748,305
   FHLMC Gold Pool #C61802                                         5.500    12/01/31      2,601,180       2,687,981
   FHLMC Gold Pool #C79460                                         5.500    05/01/33        898,821         928,823
   FHLMC Gold Pool #C74741                                         6.000    12/01/32      1,171,738       1,215,271
   FHLMC Gold Pool #C14364                                         6.500    09/01/28        165,990         173,013
   FHLMC Gold Pool #C14872                                         6.500    09/01/28         34,370          35,824
   FHLMC Gold Pool #C20300                                         6.500    01/01/29        331,874         345,914
   FHLMC Gold Pool #C28221                                         6.500    06/01/29        116,869         121,777
   FHLMC Gold Pool #C01302                                         6.500    11/01/31        244,206         254,200
   FHLMC Gold Pool #C01271                                         6.500    12/01/31        552,750         575,373
   FHLMC Gold Pool #C64936                                         6.500    03/01/32        500,762         521,273
   FHLMC Gold Pool #C68790                                         6.500    07/01/32      1,920,975       1,999,659
   FHLMC Gold Pool #C35377                                         7.000    01/01/30         69,295          72,707
   FHLMC Gold Pool #C65674                                         7.000    03/01/32        371,515         389,614
   FHLMC Gold Pool #C01086                                         7.500    11/01/30        496,524         527,850
   FHLMC Gold Pool #C41636                                         8.000    08/01/30         73,034          78,308
   FHLMC Gold Pool #E95734                                         5.000    03/01/18      3,168,699       3,276,599
   FHLMC Gold Pool #E01378                                         5.000    05/01/18        895,517         926,011
   FHLMC Gold Pool #E72468                                         5.500    10/01/13        249,154         259,780
   FHLMC Gold Pool #E74118                                         5.500    01/01/14        392,041         412,322
   FHLMC Gold Pool #E01085                                         5.500    12/01/16        293,185         304,221
   FHLMC Gold Pool #E01136                                         5.500    03/01/17        801,864         831,933
   FHLMC Gold Pool #E89823                                         5.500    05/01/17      1,444,755       1,498,931
   FHLMC Gold Pool #E90912                                         5.500    08/01/17        329,460         341,814
   FHLMC Gold Pool #E91139                                         5.500    09/01/17        966,844       1,003,099
   FHLMC Gold Pool #E01216                                         5.500    10/01/17        725,584         752,793
   FHLMC Gold Pool #E91646                                         5.500    10/01/17      1,802,837       1,870,440
   FHLMC Gold Pool #E00543                                         6.000    04/01/13         67,277          70,148
   FHLMC Gold Pool #E71048                                         6.000    07/01/13          8,072           8,416
   FHLMC Gold Pool #E00565                                         6.000    08/01/13        150,124         156,532

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               INTEREST     MATURITY     PRINCIPAL       MARKET
                        DESCRIPTION                              RATE         DATE        AMOUNT          VALUE
----------------------------------------------------------   -----------    --------   ------------   -------------
LONG-TERM NOTES AND BONDS (85.2%) (CONTINUED)
  MORTGAGE-BACKED AND ASSET-BACKED
    SECURITIES (44.2%) (CONTINUED)
   FHLMC Gold Pool #E00957                                         6.000%   02/01/16   $    376,891   $     392,208
   FHLMC Gold Pool #E01007                                         6.000    08/01/16        222,831         231,817
   FHLMC Gold Pool #E85127                                         6.000    08/01/16        186,171         193,679
   FHLMC Gold Pool #E85353                                         6.000    09/01/16        338,624         352,280
   FHLMC Gold Pool #E77035                                         6.500    05/01/14        225,966         237,550
   FHLMC Gold Pool #E77962                                         6.500    07/01/14        247,160         259,831
   FHLMC Gold Pool #E78727                                         6.500    10/01/14         11,360          11,943
   FHLMC Gold Pool #E82543                                         6.500    03/01/16        351,461         369,264
   FHLMC Gold Pool #G10817                                         6.000    06/01/13        198,799         207,284
   FHLMC Gold Pool #G01091                                         7.000    12/01/29        194,393         203,964
   FHLMC Pool #E96115                                              5.000    05/01/18      2,689,788       2,781,381
   FHLMC Series 2114 Class QD CMO                                  5.750    06/15/21        363,105         363,367
   FHLMC Series 2115 Class PL CMO                                  6.000    11/15/10        635,617         638,866
   FHLMC Series 2424 Class OG CMO                                  6.000    03/15/17      1,000,000       1,075,506
   FHLMC Series 2368 Class PM CMO                                  6.000    10/15/25        358,325         358,919
   FHLMC Series 2370 Class PC CMO                                  6.000    07/15/30      1,000,000       1,025,072
   FNMA CMO 2002-86 KM                                             5.000    12/25/17      2,000,000       2,073,451
   FNMA CMO 2001-31 TB                                             6.000    05/25/23      1,000,000       1,003,772
   FNMA Pool #572020                                               6.000    04/01/16        233,177         243,447
   FNMA Pool #253798                                               6.000    05/01/16         11,989          12,517
   FNMA Pool #578974                                               6.000    05/01/16        326,039         340,483
   FNMA Pool #585097                                               6.000    05/01/16        477,960         499,013
   FNMA Pool #611524                                               6.000    10/01/31        615,627         640,221
   FNMA Pool #587855                                               6.000    12/01/31      1,746,951       1,816,741
   FNMA Pool #630147                                               6.000    02/01/32        624,566         649,496
   FNMA Pool #651220                                               6.500    07/01/32      1,259,556       1,313,900
   FNMA Pool #545929                                               6.500    08/01/32        859,748         896,841
   FNMA Pool #584953                                               7.500    06/01/31        123,973         131,759
   FNMA Pool TBA                                                   5.000    07/01/33      2,900,000       2,947,125
   GNMA CMO 2003-12 PA                                             3.750    11/16/25      1,466,922       1,490,875
   GNMA CMO 2002-88 GW                                             5.500    09/20/19      1,000,000       1,076,104
   GNMA Pool #574395                                               6.000    01/15/32      1,983,636       2,080,935
   GNMA Pool #570323                                               6.000    02/15/32        376,877         395,363
   GNMA Pool #577653                                               6.000    08/15/32        593,496         622,607
   GNMA Pool #585467                                               6.000    08/15/32      1,453,371       1,524,660
   GNMA Pool #552466                                               6.500    03/15/32        862,348         905,760
   GNMA Pool #591025                                               6.500    10/15/32      1,725,400       1,812,261
   GNMA Pool #540356                                               7.000    05/15/31        625,485         660,820
   GNMA Pool #424739                                               7.500    05/15/26        107,090         114,345
   GNMA Pool #452827                                               7.500    02/15/28        130,922         139,288
   GNMA Pool #511723                                               7.500    10/15/30        449,319         477,707
   GNMA Pool #479743                                               7.500    11/15/30        288,067         306,267
   GNMA Pool #511778                                               7.500    11/15/30        187,220         199,049
   GNMA Pool #415539                                               8.000    07/15/27         32,687          35,318
   GNMA Pool #443216                                               8.000    07/15/27         95,047         102,699
   GNMA Pool #529534                                               8.000    08/15/30        125,255         135,225
   PSE&G Transition Funding, LLC 2001-1 A3                         5.980    06/15/08      1,000,000       1,101,813
   Vendee Mortgage Trust 2001-3 J                                  6.500    05/15/08        782,883         831,910
                                                                                                      -------------
                                                                                                         60,514,860
                                                                                                      -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               INTEREST     MATURITY     PRINCIPAL       MARKET
                        DESCRIPTION                              RATE         DATE        AMOUNT          VALUE
----------------------------------------------------------   -----------    --------   ------------   -------------
LONG-TERM NOTES AND BONDS (85.2%) (CONTINUED)
  CORPORATE OBLIGATIONS (26.7%)
   Aerospace (0.4%)
     Lockheed Martin Corp.                                         7.250%   05/15/06   $    500,000   $     569,796
                                                                                                      -------------
   Banking (0.7%)
     Bank One NA Illinois                                          5.500    03/26/07        800,000         886,826
                                                                                                      -------------
   Business Finance (1.4%)
     CIT Group, Inc.                                               5.500    11/30/07        600,000         649,748
     General Electric Capital Corp.                                6.000    06/15/12        700,000         791,528
     Newcourt Credit Corp.                                         7.125    12/17/03        400,000         409,578
                                                                                                      -------------
                                                                                                          1,850,854
                                                                                                      -------------
   Chemicals (1.0%)
     Equistar Chemicals LP                                         8.750    02/15/09        600,000         585,000
     Praxair, Inc.                                                 6.625    10/15/07        700,000         801,520
                                                                                                      -------------
                                                                                                          1,386,520
                                                                                                      -------------
   Consumer Non-Durables (2.6%)
     Anheuser-Busch Cos., Inc.                                     6.750    12/15/27        400,000         481,767
     ConAgra Foods, Inc.                                           6.750    09/15/11        800,000         938,097
     Gillette Co.                                                  3.500    10/15/07        750,000         767,199
     Kellogg Co.                                                   6.000    04/01/06        750,000         827,342
     Procter & Gamble Co.                                          6.600    12/15/04        550,000         590,518
                                                                                                      -------------
                                                                                                          3,604,923
                                                                                                      -------------
   Consumer Services (0.7%)
     Service Corp. International                                   6.875    10/01/07        900,000         895,500
                                                                                                      -------------
   Electric Utility (1.1%)
     AEP Texas Central Co. Series 144A                             3.000    02/15/05      1,000,000       1,014,382
     Hydro-Quebec                                                  8.050    07/07/24        400,000         552,541
                                                                                                      -------------
                                                                                                          1,566,923
                                                                                                      -------------
   Energy (2.4%)
     Centerpoint Energy                                            6.500    02/01/08      1,000,000       1,073,532
     Conoco Funding Co.                                            6.350    10/15/11        600,000         702,001
     Devon Energy Corp.                                            7.950    04/15/32        700,000         903,981
     Mirant Americas Generation LLC                                9.125    05/01/31        500,000         290,000
     Union Pacific Resources                                       7.050    05/15/18        300,000         354,370
                                                                                                      -------------
                                                                                                          3,323,884
                                                                                                      -------------
   Finance Company (2.3%)
     Ford Motor Credit Corp.                                       7.600    08/01/05        500,000         537,103
     Ford Motor Credit Corp.                                       7.250    10/25/11        300,000         308,901
     General Motors Acceptance Corp.                               6.875    09/15/11        650,000         653,180
     John Deere Capital Corp.                                      4.500    08/22/07        800,000         852,058
     PEMEX Finance                                                 9.140    08/15/04        250,000         260,429
     PEMEX Master Trust                                            7.875    02/01/09        500,000         572,500
                                                                                                      -------------
                                                                                                          3,184,171
                                                                                                      -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               INTEREST     MATURITY     PRINCIPAL       MARKET
                        DESCRIPTION                              RATE         DATE        AMOUNT          VALUE
----------------------------------------------------------   -----------    --------   ------------   -------------
LONG-TERM NOTES AND BONDS (85.2%) (CONTINUED)
  CORPORATE OBLIGATIONS (26.7%) (CONTINUED)
   Health Care (1.2%)
     Beckman Coulter, Inc.                                         7.450%   03/04/08   $    500,000   $     590,388
     Wyeth                                                         5.250    03/15/13      1,000,000       1,058,722
                                                                                                      -------------
                                                                                                          1,649,110
                                                                                                      -------------
   Industrial (0.9%)
     Johnson Controls, Inc.                                        5.000    11/15/06        500,000         540,985
     Reed Elsevier Capital                                         6.125    08/01/06        600,000         670,251
                                                                                                      -------------
                                                                                                          1,211,236
                                                                                                      -------------
   Insurance (0.9%)
     Nationwide Financial Services                                 6.250    11/15/11        700,000         786,718
     Protective Life US Funding                                    5.875    08/15/06        400,000         443,558
                                                                                                      -------------
                                                                                                          1,230,276
                                                                                                      -------------
   Manufacturing (0.6%)
     General Electric Co.                                          5.000    02/01/13        800,000         846,618
                                                                                                      -------------
   Media (1.1%)
     AOL Time Warner, Inc.                                         6.875    05/01/12        800,000         915,145
     Cox Enterprises, Inc.                                         8.000    02/15/07        500,000         586,005
                                                                                                      -------------
                                                                                                          1,501,150
                                                                                                      -------------
   Office Supplies (0.6%)
     Avery Dennison Corp.                                          4.875    01/15/13        750,000         787,318
                                                                                                      -------------
   Other Finance (0.4%)
     Household Finance Corp.                                       6.500    01/24/06        500,000         554,903
                                                                                                      -------------
   Paper & Packaging (1.9%)
     Abitibi-Consolidated, Inc.                                    8.850    08/01/30        700,000         746,157
     Pactiv Corp.                                                  8.125    06/15/17        750,000         969,944
     Weyerhaeuser Co.                                              6.750    03/15/12        800,000         909,684
                                                                                                      -------------
                                                                                                          2,625,785
                                                                                                      -------------
   Real Estate Investment Trust (REIT) (0.4%)
     Simon Property Group, Inc.                                    6.750    02/09/04        500,000         515,543
                                                                                                      -------------
   Technology (0.5%)
     Motorola Corp.                                                7.625    11/15/10        600,000         708,000
                                                                                                      -------------
   Telecommunications (2.1%)
     Comcast Cable Corp.                                           6.500    01/15/15        700,000         789,205
     Qwest Corp.                                                   8.875    03/15/12        500,000         561,250
     Sprint Capital Corp.                                          8.750    03/15/32        600,000         720,755
     Verizon Communications                                        6.940    04/15/28        500,000         569,567
     Worldcom, Inc.#                                               0.000    01/15/06        500,000         148,750
     Worldcom, Inc.#                                               0.000    05/15/06        300,000          89,250
                                                                                                      -------------
                                                                                                          2,878,777
                                                                                                      -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               INTEREST     MATURITY     PRINCIPAL       MARKET
                        DESCRIPTION                              RATE         DATE        AMOUNT         VALUE
----------------------------------------------------------   -----------    --------   ------------   -------------
LONG-TERM NOTES AND BONDS (85.2%) (CONTINUED)
  CORPORATE OBLIGATIONS (26.7%) (CONTINUED)
   Transportation ( 0.7%)
     Continental Airlines, Inc.                                    6.545%   02/02/19   $    522,630   $     506,557
     United Airlines                                               7.186    04/01/11        490,788         419,676
                                                                                                      -------------
                                                                                                            926,233
                                                                                                      -------------
   Waste Disposal (0.9%)
     Waste Management, Inc.                                        6.875    05/15/09      1,000,000       1,165,353
                                                                                                      -------------

   Miscellaneous (1.9%)
     Morgan Stanley Tracers Variable Series 144A                   7.252    09/15/11      1,152,000       1,362,117
     Morgan Stanley Tracers Variable Series 144A                   5.878    03/01/07      1,160,000       1,277,131
                                                                                                      -------------
                                                                                                          2,639,248
                                                                                                      -------------
      Total corporate obligations                                                                        36,508,947
                                                                                                      -------------
   Total long-term notes and bonds (cost $111,981,884)                                                  116,568,312
                                                                                                      -------------
SHORT-TERM NOTES AND BONDS (2.9%)
  COMMERCIAL PAPER
     American Express Credit Corp.                                 1.222    07/15/03      4,000,000       3,998,280
                                                                                                      -------------
   Total short-term notes and bonds (cost $3,998,102)                                                     3,998,280
                                                                                                      -------------
  MUTUAL FUNDS (4.9%)
     Federated High Yield Fund                                                              656,353       3,833,102
     iShares GS $ InvesTop Corporate Bond Fund                                               25,000       2,865,750
                                                                                                      -------------
                                                                                                          6,698,852
                                                                                                      -------------
      Total mutual funds (cost $6,732,708)                                                                6,698,852
                                                                                                      -------------
  MONEY MARKET MUTUAL FUNDS (2.3%)
     Federated Investors Prime Obligation                                                 3,214,206       3,214,206
                                                                                                      -------------
      Total money market mutual funds (cost $3,214,206)                                                   3,214,206
                                                                                                      -------------
  CASH AND CASH EQUIVALENTS (4.7%)
     BONY Cash Reserve                                                                    6,387,288       6,387,288
                                                                                                      -------------
      Total cash and cash equivalents (cost $6,387,288)                                                   6,387,288
                                                                                                      -------------
  TOTAL INVESTMENTS (COST $132,314,188)                                                               $ 136,866,938
                                                                                                      =============

#NON-INCOME PRODUCING. SECURITY IS IN DEFAULT.
PERCENTAGES SHOWN ARE BASED ON TOTAL INVESTMENTS AT MARKET VALUE.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                            ASSET DIRECTOR PORTFOLIO
                            JUNE 30, 2003 (UNAUDITED)

                                                              MARKET
                 DESCRIPTION                     SHARES       VALUE
---------------------------------------------   --------   ------------
COMMON STOCK (66.5%)
 Aerospace/Defense (4.3%)
  Boeing Co.                                      55,250   $  1,896,180
  General Dynamics Corp.                          21,600      1,566,000
  Precision Castparts Corp.                       63,050      1,960,855
                                                           ------------
                                                              5,423,035
                                                           ------------
 Apparel (7.1%)
  Columbia Sportswear Co.*                        10,300        529,523
  Kellwood Co.                                    66,000      2,087,580
  Liz Claiborne, Inc.                             53,500      1,885,875
  Reebok International*                           73,600      2,475,168
  Wolverine World Wide, Inc.                      99,300      1,912,518
                                                           ------------
                                                              8,890,664
                                                           ------------
 Automotive & Auto Parts (4.8%)
  Bandag, Inc.                                     6,100        227,347
  Carlisle Cos., Inc.                             55,500      2,339,880
  TBC Corp.*                                     184,900      3,522,345
                                                           ------------
                                                              6,089,572
                                                           ------------
 Banks & Financial Services (5.7%)
  Bank One Corp.                                  57,785      2,148,446
  Citigroup, Inc.                                 49,928      2,136,918
  Investment Technology
    Group, Inc.*                                  15,100        280,860
  Washington Mutual, Inc.                         62,507      2,581,539
                                                           ------------
                                                              7,147,763
                                                           ------------
 Cement & Aggregates (1.5%)
  Lafarge North America, Inc.                     61,400      1,897,260
                                                           ------------
 Chemicals (1.0%)
  Dow Chemical                                    39,600      1,226,016
                                                           ------------
 Computer Hardware & Software (4.5%)
  Autodesk, Inc.                                 170,100      2,748,816
  Hewlett-Packard Co.                            136,667      2,911,007
                                                           ------------
                                                              5,659,823
                                                           ------------
 Consumer Products (0.4%)
  Helen of Troy Ltd.*                             30,800        466,928
                                                           ------------
 Electrical Equipment & Electronics (4.8%)
  American Power Conversion                      127,500      1,987,725
  Baldor Electric Co.                            104,400      2,150,640
  General Electric Co.                            39,100      1,121,388
  Kemet Corp.*                                    80,500        813,050
                                                           ------------
                                                              6,072,803
                                                           ------------
 Furniture (2.9%)
  Furniture Brands
    International, Inc.*                          69,750   $  1,820,475
  Kimball International, Inc.
    Class "B"                                     21,600        336,960
  La-Z-Boy, Inc.                                  68,250      1,527,435
                                                           ------------
                                                              3,684,870
                                                           ------------
 Health Care & Pharmaceuticals (4.0%)
  McKesson HBOC, Inc.                             61,800      2,208,732
  Merck & Co., Inc.                                  600         36,330
  Pfizer, Inc.                                    50,700      1,731,405
  Schering-Plough Corp.                           56,100      1,043,460
                                                           ------------
                                                              5,019,927
                                                           ------------
 Housing (1.3%)
  Fleetwood Enterprises, Inc.*                    47,500        351,500
  Toll Brothers, lnc.*                            45,300      1,282,443
                                                           ------------
                                                              1,633,943
                                                           ------------
 Manufacturing (2.4%)
  Crane Co.                                       56,500      1,278,595
  Trinity Industries                              94,050      1,740,866
                                                           ------------
                                                              3,019,461
                                                           ------------
 Metals & Mining (3.0%)
  Alcoa, Inc.                                     78,000      1,989,000
  Cleveland-Cliffs, Inc.*                         33,600        599,760
  Phelps Dodge Corp.*                             30,800      1,180,872
                                                           ------------
                                                              3,769,632
                                                           ------------
 Oil & Oil Services (4.4%)
  Royal Dutch Petroleum Co.                       48,150      2,244,753
  Tidewater, Inc.                                 71,450      2,098,487
  Valero Energy Corp.                             32,600      1,184,358
                                                           ------------
                                                              5,527,598
                                                           ------------
 Paper and Forest Products (1.6%)
  Wausau-Mosinee
    Paper Corp.                                  180,100      2,017,120
                                                           ------------
 Restaurants (1.7%)
  Outback Steakhouse, Inc.                        27,800      1,084,200
  Ryan's Family
    Steak Houses, Inc.*                           71,900      1,006,600
                                                           ------------
                                                              2,090,800
                                                           ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              MARKET
                 DESCRIPTION                     SHARES        VALUE
---------------------------------------------   --------   ------------
COMMON STOCK (66.5%) (CONTINUED)
 Retail (2.5%)
  BJ's Wholesale Club, Inc.*                     129,000   $  1,942,740
  Longs Drug Stores, Inc.                         76,900      1,276,540
                                                           ------------
                                                              3,219,280
                                                           ------------
 Telecommunications Services & Equipment (4.8%)
  Scientific-Atlanta, Inc.                       128,450      3,062,248
  Sprint Corp. (FON Group)                        81,600      1,175,040
  Telefonos de Mexico Class "L" - ADR             57,400      1,803,508
                                                           ------------
                                                              6,040,796
                                                           ------------
 Transportation (2.4%)
  Alexander & Baldwin, Inc.                       69,900      1,854,447
  Norfolk Southern Corp.                          63,400      1,217,280
                                                           ------------
                                                              3,071,727
                                                           ------------
 Miscellaneous (1.4%)
  Brunswick Corp.                                 68,200      1,706,364
                                                           ------------

     Total common stock (cost $73,782,375)                   83,675,382
                                                           ------------

                                                             INTEREST     MATURITY     PRINCIPAL        MARKET
                       DESCRIPTION                             RATE         DATE         AMOUNT          VALUE
----------------------------------------------------------   --------    ----------   -----------     -----------
LONG-TERM NOTES AND BONDS (26.2%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (4.0%)
   FNMA MTN                                                     5.000%     01/15/07   $   300,000     $   330,466
   Housing Urban Development                                    4.850      08/01/11       100,000         108,431
   Housing Urban Development                                    5.670      08/01/16       200,000         220,970
   U.S. Treasury Bonds                                          8.000      11/15/21       100,000         144,902
   U.S. Treasury Bonds                                          6.750      08/15/26       200,000         260,680
   U.S. Treasury Bonds                                          5.250      02/15/29       350,000         381,213
   U.S. Treasury Bonds                                          6.250      05/15/30       225,000         280,178
   U.S. Treasury Notes                                          5.750      11/15/05       575,000         633,017
   U.S. Treasury Notes                                          2.000      05/15/06       525,000         530,742
   U.S. Treasury Notes                                          7.000      07/15/06       750,000         867,070
   U.S. Treasury Notes                                          5.500      05/15/09       250,000         288,028
   U.S. Treasury Notes                                          6.500      02/15/10       625,000         758,227
   U.S. Treasury Notes                                          4.375      08/15/12       250,000         268,135
                                                                                                      -----------
                                                                                                        5,072,059
                                                                                                      -----------
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (12.6%)
   FHLMC Gold Pool #C77972                                      5.000      04/01/33     1,200,000       1,221,469
   FHLMC Gold Pool #C61802                                      5.500      12/01/31       725,001         749,194
   FHLMC Gold Pool #C74741                                      6.000      12/01/32       390,579         405,090
   FHLMC Gold Pool #C14872                                      6.500      09/01/28       128,652         134,094
   FHLMC Gold Pool #C01302                                      6.500      11/01/31       143,650         149,530
   FHLMC Gold Pool #C01271                                      6.500      12/01/31       287,891         299,673

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                             INTEREST     MATURITY    PRINCIPAL       MARKET
                       DESCRIPTION                             RATE         DATE        AMOUNT        VALUE
----------------------------------------------------------   --------    ----------   ----------   -----------
LONG-TERM NOTES AND BONDS (26.2%) (CONTINUED)
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (12.6%)
   (CONTINUED)
   FHLMC Gold Pool #C65255                                      6.500%     03/01/32   $  166,988   $   173,828
   FHLMC Gold Pool #C67071                                      6.500      05/01/32      330,477       344,688
   FHLMC Gold Pool #C68790                                      6.500      07/01/32      640,325       666,553
   FHLMC Gold Pool #C65674                                      7.000      03/01/32      106,147       111,318
   FHLMC Gold Pool #C01086                                      7.500      11/01/30      107,940       114,750
   FHLMC Gold Pool #E95734                                      5.000      03/01/18    1,584,349     1,638,300
   FHLMC Gold Pool #E96115                                      5.000      05/01/18      747,163       772,606
   FHLMC Gold Pool #E00543                                      6.000      04/01/13      138,214       144,114
   FHLMC Gold Pool #E01007                                      6.000      08/01/16      222,831       231,817
   FHLMC Gold Pool #E85127                                      6.000      08/01/16      148,937       154,943
   FHLMC Gold Pool #E85353                                      6.000      09/01/16      338,624       352,280
   FHLMC Gold Pool #E77962                                      6.500      07/01/14      154,475       162,394
   FHLMC Gold Pool #E00878                                      6.500      07/01/15       83,900        88,172
   FHLMC Series 2114 Class QD CMO                               5.750      06/15/21      254,174       254,357
   FHLMC Series 2115 Class PL CMO                               6.000      11/15/10      211,872       212,955
   FHLMC Series 2424 Class OG CMO                               6.000      03/15/17      500,000       537,753
   FHLMC Series 2368 Class PM CMO                               6.000      10/15/25      134,372       134,595
   FHLMC Series 2370 Class PC CMO                               6.000      07/15/30      300,000       307,521
   FNMA CMO 2002-86 KM                                          5.000      12/25/17      350,000       362,854
   FNMA Pool TBA                                                5.000      07/01/33    1,050,000     1,067,062
   FNMA Pool #574922                                            6.000      04/01/16       17,583        18,358
   FNMA Pool #579170                                            6.000      04/01/16      259,234       270,653
   FNMA Pool #630147                                            6.000      02/01/32      187,370       194,849
   FNMA Pool #687301                                            6.000      11/01/32      344,192       357,931
   FNMA Pool #651220                                            6.500      07/01/32      314,889       328,475
   FNMA Pool #545929                                            6.500      08/01/32      481,459       502,231
   FNMA Pool #584953                                            7.500      06/01/31       99,178       105,407
   GNMA Pool #574395                                            6.000      01/15/32      215,613       226,189
   GNMA Pool #570323                                            6.000      02/15/32      150,751       158,145
   GNMA Pool #422407                                            6.500      01/15/26       45,681        48,092
   GNMA Pool #425983                                            6.500      03/15/26      110,181       115,997
   GNMA Pool #424578                                            6.500      04/15/26      210,678       221,799
   GNMA Pool #431962                                            6.500      05/15/26      175,372       184,629
   GNMA Pool #552469                                            6.500      03/15/32      402,429       422,688
   GNMA Pool #542083                                            7.000      01/15/31      259,232       273,876
   GNMA Pool #555179                                            7.000      12/15/31      314,288       332,043
   GNMA Pool #436741                                            7.500      01/15/27      102,260       108,858
   GNMA Pool #479743                                            7.500      11/15/30      288,067       306,267
   GNMA Pool #511778                                            7.500      11/15/30      187,220       199,049
   GNMA Pool #443216                                            8.000      07/15/27       49,719        53,722
   GNMA Pool #451312                                            8.000      07/15/27       23,055        24,911
   PSE&G Transition Funding, LLC 2001-1 A3                      5.980      06/15/08      600,000       661,088
                                                                                                   -----------
                                                                                                    15,907,167
                                                                                                   -----------

  CORPORATE OBLIGATIONS (9.6%)
   Aerospace (0.4%)
     Lockheed Martin Corp.                                      7.250      05/15/06      400,000       455,837
                                                                                                   -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                             INTEREST     MATURITY    PRINCIPAL       MARKET
                       DESCRIPTION                             RATE         DATE        AMOUNT        VALUE
----------------------------------------------------------   --------    ----------   ----------   -----------
LONG-TERM NOTES AND BONDS (26.2%) (CONTINUED)
  CORPORATE OBLIGATIONS (9.6%) (CONTINUED)
   Banking (0.2%)
     Bank One NA Illinois                                       5.500%     03/26/07   $  200,000   $   221,706
                                                                                                   -----------
   Business Finance (1.0%)
     CIT Group, Inc.                                            5.500      11/30/07      400,000       433,165
     Commercial Credit Co.                                      6.625      06/01/15       75,000        88,729
     General Electric Capital Corp.                             6.000      06/15/12      500,000       565,378
     Newcourt Credit Corp.                                      7.125      12/17/03      150,000       153,592
                                                                                                   -----------
                                                                                                     1,240,864
                                                                                                   -----------
   Chemicals (0.4%)
     Equistar Chemicals LP                                      8.750      02/15/09      200,000       195,000
     Praxair, Inc.                                              6.625      10/15/07      300,000       343,509
                                                                                                   -----------
                                                                                                       538,509
                                                                                                   -----------
   Consumer Non-Durables (0.9%)
     Anheuser-Busch Cos., Inc.                                  6.750      12/15/27      450,000       541,988
     ConAgra Foods, Inc.                                        6.750      09/15/11      200,000       234,524
     Kellogg Co.                                                6.000      04/01/06      150,000       165,468
     Procter & Gamble Co.                                       6.600      12/15/04      200,000       214,734
                                                                                                   -----------
                                                                                                     1,156,714
                                                                                                   -----------
   Consumer Services (0.2%)
     Service Corp. International                                6.875      10/01/07      200,000       199,000
                                                                                                   -----------
   Electric Utility (0.3%)
     Hydro-Quebec                                               8.050      07/07/24      250,000       345,338
                                                                                                   -----------
   Energy (0.6%)
     Conoco Funding Co.                                         6.350      10/15/11      200,000       234,000
     Devon Energy Corp.                                         7.950      04/15/32      200,000       258,280
     Union Pacific Resources                                    7.050      05/15/18      250,000       295,308
                                                                                                   -----------
                                                                                                       787,588
                                                                                                   -----------
   Finance Company (0.7%)
     Ford Motor Credit Corp.                                    7.600      08/01/05      150,000       161,131
     Ford Motor Credit Corp.                                    7.250      10/25/11      200,000       205,934
     General Motors Acceptance Corp.                            6.875      09/15/11      100,000       100,489
     PEMEX Finance                                              9.140      08/15/04      100,000       104,172
     PEMEX Master Trust                                         7.875      02/01/09      300,000       343,500
                                                                                                   -----------
                                                                                                       915,226
                                                                                                   -----------
   Health Care (0.1%)
     Beckman Coulter, Inc.                                      7.450      03/04/08      150,000       177,116
                                                                                                   -----------
   Industrial (0.5%)
     Johnson Controls, Inc.                                     5.000      11/15/06      200,000       216,394
     Reed Elsevier Capital                                      6.125      08/01/06      400,000       446,834
                                                                                                   -----------
                                                                                                       663,228
                                                                                                   -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                             INTEREST     MATURITY    PRINCIPAL       MARKET
                       DESCRIPTION                             RATE         DATE        AMOUNT        VALUE
----------------------------------------------------------   --------    ----------   ----------   -----------
LONG-TERM NOTES AND BONDS (26.2%) (CONTINUED)
  CORPORATE OBLIGATIONS (9.6%) (CONTINUED)
   Insurance (0.5%)
     Nationwide Financial Services                              6.250%     11/15/11   $  300,000   $   337,165
     Protective Life US Funding                                 5.875      08/15/06      300,000       332,668
                                                                                                   -----------
                                                                                                       669,833
                                                                                                   -----------
   Media (0.5%)
     AOL Time Warner, Inc.                                      6.875      05/01/12      200,000       228,786
     Cox Enterprises, Inc.                                      8.000      02/15/07      300,000       351,603
                                                                                                   -----------
                                                                                                       580,389
                                                                                                   -----------
   Office Supplies (0.1%)
     Avery Dennison Corp.                                       4.875      01/15/13      150,000       157,464
                                                                                                   -----------
   Other Finance (0.3%)
     Household Finance Corp.                                    6.500      01/24/06      300,000       332,942
                                                                                                   -----------
   Paper & Packaging (0.4%)
     Abitibi-Consolidated, Inc.                                 8.850      08/01/30      200,000       213,188
     Weyerhaeuser Co.                                           6.750      03/15/12      200,000       227,421
                                                                                                   -----------
                                                                                                       440,609
                                                                                                   -----------
   Real Estate Investment Trust (REIT) (0.3%)
     New Plan                                                   7.400      09/15/09      200,000       229,823
     Simon Property Group, Inc.                                 6.750      02/09/04      150,000       154,663
                                                                                                   -----------
                                                                                                       384,486
                                                                                                   -----------
   Technology (0.2%)
     Motorola Corp.                                             7.625      11/15/10      200,000       236,000
                                                                                                   -----------
   Telecommunications (1.2%)
     Comcast Corp.                                              6.500      01/15/15      200,000       225,487
     Qwest Corp.                                                8.875      03/15/12      400,000       449,000
     Sprint Capital Corp.                                       8.750      03/15/32      200,000       240,252
     Verizon Communications                                     6.940      04/15/28      350,000       398,697
     Worldcom, Inc.#                                            0.000      01/15/06      300,000        89,250
     Worldcom, Inc.#                                            0.000      05/15/06      200,000        59,500
                                                                                                   -----------
                                                                                                     1,462,186
                                                                                                   -----------
   Transportation (0.3%)
     Continental Airlines, Inc.                                 6.545      02/02/19      174,210       168,852
     United Airlines                                            7.186      04/01/11      294,473       251,805
                                                                                                   -----------
                                                                                                       420,657
                                                                                                   -----------
   Miscellaneous (0.5%)
     Morgan Stanley Tracers Variable Series 144A                5.878      03/01/07      290,000       319,283
     Morgan Stanley Tracers Variable Series 144A                7.252      09/15/11      256,000       302,693
                                                                                                   -----------
                                                                                                       621,976
                                                                                                   -----------
      Total corporate obligations                                                                   12,007,668
                                                                                                   -----------
   Total long-term notes and bonds (cost: $31,478,142)                                              32,986,894
                                                                                                   -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                             MARKET
                    DESCRIPTION                                SHARES        VALUE
----------------------------------------------------------   ---------   -------------
  MONEY MARKET MUTUAL FUNDS (2.4%)
     Federated Investors Prime Obligation                    3,023,272   $   3,023,272
                                                                         -------------
      Total money market mutual funds (cost: $3,023,272)                     3,023,272
                                                                         -------------
  MUTUAL FUNDS (0.7%)
     Federated High Yield Fund                                 161,129         940,990
                                                                         -------------
      Total mutual funds (cost: $1,074,787)                                    940,990
                                                                         -------------
  CASH AND CASH EQUIVALENTS (4.2%)
     BONY Cash Reserve                                       5,233,255       5,233,255
                                                                         -------------
      Total cash and cash equivalents (cost: $5,233,255)                     5,233,255
                                                                         -------------
  TOTAL INVESTMENTS (COST: $114,591,831)                                 $ 125,859,793
                                                                         =============

*DOES NOT PAY CASH DIVIDENDS
#NON-INCOME PRODUCING. SECURITY IS IN DEFAULT.

PERCENTAGES SHOWN ARE BASED ON TOTAL INVESTMENTS AT MARKET VALUE.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The OneAmerica Funds, Inc. (the "Fund") was incorporated under the laws of Maryland on July 26, 1989, and is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. As a "series" type of mutual fund, the Fund issues shares of common stock relating to separate investment portfolios consisting of the Value Portfolio, Money Market Portfolio, Investment Grade Bond Portfolio, and Asset Director Portfolio, hereinafter, referred to as Portfolios. Currently, the Fund offers shares only to separate accounts of American United Life Insurance Company(R) (AUL) to serve as an underlying investment vehicle for variable annuity and variable life contracts. The Fund commenced operations on April 12, 1990.

   ADVISOR CLASS SHARES

   Effective March 31, 2003, the Fund began offering a new class of shares (the "Advisor Class") in addition to its existing class of shares (the "Class O" shares). The Fund issues Class O shares and Advisor Class shares of common stock relating to separate investment portfolios. The Class O shares and the Advisor Class shares are identical in all material respects, except that the Class O shares are not subject to the fee paid pursuant to the 12b-1 distribution plan.

   DISTRIBUTION AND SERVICING (12b-1) PLAN

   Under a plan of distribution and service pertaining to the Advisor Class shares adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act ("Plan"), the Fund pays insurance companies, broker-dealers, banks, plan sponsors and recordkeepers, and other financial institutions ("Authorized Firms") a plan fee in an amount not to exceed on an annual basis 0.30% of the average daily net asset value attributable to the Advisor Class shares of each portfolio, as compensation or reimbursement for services rendered and/or expenses borne, in connection with the financing of the activities and services pursuant to an agreement with an Authorized Firm. The Plan will be operated as a compensation plan.

   INVESTMENTS

   Securities traded on a national or international securities exchange are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Short-term notes are valued at original cost or amortized cost which approximates market value. Fixed income securities for which representative market quotes are readily available are valued the latest bid price or the mean of the latest bid and ask price. Certain securities may be priced using a matrix price as provided by our pricing vendor. U.S. Government obligations are valued at the latest bid price; however, short term obligations maturing in 60 days or less, when purchased, are valued at amortized cost which approximates market value.

   The Money Market Portfolio securities are valued at amortized cost. The Portfolio's use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. AUL (the Investment Advisor) is responsible for reviewing this method of valuation to ensure that the Portfolio securities are reflected at their fair value.

   Security transactions are recorded on the trade date. Realized gains and losses are determined on specific identification basis.

   Discounts and premiums on securities purchased are amortized over the life of the respective securities.

   INCOME AND EXPENSE

   Dividend income is recorded on the ex-dividend date, and interest income is accrued daily. Portfolio expenses are recorded on an accrual basis.

   FOREIGN CURRENCY TRANSACTIONS

   The accounting records of the Portfolios are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies, if any, are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of Portfolio securities, if any, are a component of realized gain (loss) on investments and unrealized appreciation (depreciation) on investments, respectively.

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

   There are no outstanding forward foreign currency exchange contracts at June 30, 2003.

   TAXES

   The Fund intends to qualify as a regulated investment company under subchapter M of the Internal Revenue Code. The Fund's policy is to distribute all net investment income and realized capital gains to relieve it from all, or substantially all, federal income taxes.

   DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS

   For the Money Market Portfolio, dividends from net investment income are declared and paid daily. For all other Portfolios, dividends from net investment income and distributions from net realized gains on investments are declared and paid at least annually.

   The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

   ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. RELATED PARTY TRANSACTIONS

   The Fund has an investment advisory agreement with AUL to act as its investment advisor.

   Under the Investment Advisory Agreement, the Investment Advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows:

                        Value                          0.50%
                        Money Market                   0.40%
                        Investment Grade Bond          0.50%
                        Asset Director                 0.50%

   AUL has agreed that its fees may be reduced if the aggregate expenses of the Portfolios exceed 1% of the average daily net assets during the year. To the extent that AUL has reduced its advisory fees to prevent a Portfolio's aggregate expenses from exceeding 1% of its average daily net assets, it may increase its advisory fee during any of the next succeeding 5 years, provided that the aggregate expenses in any given year do not exceed 1% of the average daily net assets in that year. The total amount of any increase in AUL's fees will not exceed the amount of the prior fee reduction.

   AUL may terminate the policy of reducing its fee and/or assuming Fund expenses upon 30 days prior written notice to the Fund, and in any event, the policy will automatically terminate if the Investment Advisory Agreement is terminated. The total investment advisory fee incurred during the six months ended June 30, 2003, for all of the Portfolios was $1,382,260.

   Certain directors of the Fund are officers of AUL.

   The Fund pays each non-AUL affiliated Director an annual fee of $5,500 and an additional $450 for each Board of Directors meeting attended. The total expenses incurred during the six months ended June 30, 2003 were $11,448.

   The Fund has agreed to pay AUL a plan fee as prescribed by Rule 12b-1 under the 1940 Act. The plan fee is used by AUL to pay Authorized Firms for distribution-related services and other investor services with respect to the Advisor Class. The total fees incurred for the six months ended June 30, 2003 for all portfolios is $4.

3. AGREEMENTS WITH BANKS

   The Fund has agreements with The Bank of New York (Bank) whereby the Bank serves as custodian of the securities and other assets of the Fund, as the fund administrator and as the fund accountant.

4. INVESTMENT TRANSACTIONS

   Purchases and sales of investment securities (excluding short-term securities and money market mutual funds) during the six months ended June 30, 2003, were:

                                                                         PORTFOLIO
                                                -----------------------------------------------------------
                                                                                INVESTMENT
                                                    VALUE       MONEY MARKET    GRADE BOND   ASSET DIRECTOR
                                                -------------  -------------  -------------  --------------
   Common Stock:
     Purchases                                  $  13,531,390  $           -  $           -  $   11,208,418
     Proceeds from sales                           14,984,602              -              -       7,190,766
   Corporate Bonds:
     Purchases                                              -              -      8,954,448         560,104
     Proceeds from sales and maturities                     -              -      5,522,677       1,436,918
   Government Bonds:
     Purchases                                              -              -    102,517,882      24,074,052
     Proceeds from sales and maturities                     -              -     99,427,882      23,831,241

5. AUTHORIZED CAPITAL SHARES

   The Board of Directors of the Fund, at a meeting duly convened and held on March 21, 2003, adopted a resolution authorizing the Fund to decrease the number of shares authorized to be issued by certain classes and increase the number of shares authorized to be issued by other classes by reallocating the authorized shares of the Fund, so that immediately after the effectiveness of these Articles Supplementary, the Fund has authority to issue 600,000,000 shares of Common Stock, par value $.001 per share and aggregate par value of $600,000, which the Board of Directors has classified as follows:

                Value Portfolio - Class O                             12,000,000
                Value Portfolio - Advisor Class                       12,000,000
                Money Market Portfolio - Class O                     400,000,000
                Money Market Portfolio - Advisor Class                80,000,000
                Investment Grade Bond Portfolio - Class O             18,000,000
                Investment Grade Bond Portfolio - Advisor Class       12,000,000
                Asset Director Portfolio - Class O                    36,000,000
                Asset Director Portfolio - Advisor Class              12,000,000
                                                                     -----------
                                                                     582,000,000
                                                                     ===========

   The remaining 18,000,000 shares shall be authorized but unallocated.

6. UNREALIZED APPRECIATION (DEPRECIATION)

   Unrealized appreciation (depreciation) for tax purposes at June 30, 2003, are:

                                                                                       NET
                                                                                   UNREALIZED
                                     FEDERAL       UNREALIZED     UNREALIZED      APPRECIATION/
                                     TAX COST     APPRECIATION    DEPRECIATION   (DEPRECIATION)
                                  -------------   ------------   -------------   --------------
   Value                          $ 127,130,140   $ 23,655,793   $  (9,088,836)  $   14,566,957
   Money Market                     233,951,013              -               -                -
   Investment Grade Bond            132,314,188      5,544,487        (991,737)       4,552,750
   Asset Director                   114,591,831     16,310,124      (5,042,163)      11,267,961

   The amount of losses recognized for financial reporting purposes in excess of federal income tax reporting purposes as of December 31, 2002, is as follows:

                           Value                           $      19,039
                           Investment Grade Bond                 125,142
                           Asset Director                         27,504

7. SHAREHOLDERS

   Shares outstanding at June 30, 2003, are:

                                                           PORTFOLIO
                                     ------------------------------------------------------
                                               VALUE                    MONEY MARKET
                                     -------------------------   --------------------------
                                       CLASS O   ADVISOR CLASS     CLASS O    ADVISOR CLASS
                                     ----------  -------------   -----------  -------------
   AUL                                        -             64             -          1,001
   AUL American Unit Trust            3,133,669              -    34,067,657              -
   AUL Group Retirement Annuity
     Separate Account II              3,008,504              -   164,574,513              -
   AUL American Individual
     Unit Trust                         570,504              -     5,390,709              -
   AUL American Individual
     Variable Annuity Unit Trust        890,624              -    26,672,895              -
   AUL American Individual
     Variable Life Unit Trust           184,282              -     3,863,070              -
                                     ----------  -------------   -----------  -------------
                                      7,787,583             64   234,568,844          1,001
                                     ==========  =============   ===========  =============

                                                            PORTFOLIO
                                     ------------------------------------------------------
                                             INVESTMENT
                                             GRADE BOND                 ASSET DIRECTOR
                                     -------------------------   --------------------------
                                       CLASS O   ADVISOR CLASS     CLASS O    ADVISOR CLASS
                                     ----------  -------------   -----------  -------------
   AUL                                        -             90             -             77
   AUL American Unit Trust            2,941,816              -     2,703,326              -
   AUL Group Retirement Annuity
     Separate Account II              6,247,629              -     3,514,498              -
   AUL American Individual
     Unit Trust                         664,868              -       706,467              -
   AUL American Individual
     Variable Annuity Unit Trust      1,532,020              -     1,369,510              -
   AUL American Individual
     Variable Life Unit Trust           295,507              -       245,346              -
                                     ----------  -------------   -----------  -------------
                                     11,681,840             90     8,539,147             77
                                     ==========  =============   ===========  =============

8. FEDERAL TAX INFORMATION

   The tax components of dividends paid for the years ending December 31, 2002 and December 31, 2001 were as follows:

                                              VALUE                      MONEY MARKET
                                   ---------------------------  -----------------------------
                                     12/31/02       12/31/01      12/31/02        12/31/01
                                   ------------  -------------  -------------  --------------
   Ordinary income                 $  1,762,381  $   2,002,784  $   2,561,372  $    5,911,886
   Long-term capital gains            3,534,587      4,778,677              -               -
   Return of capital                    117,534              -              -               -

                                      INVESTMENT GRADE BOND             ASSET DIRECTOR
                                   ---------------------------  -----------------------------
                                     12/31/02       12/31/01      12/31/02        12/31/01
                                   ------------  -------------  -------------  --------------
   Ordinary income                 $  5,083,522  $   3,774,692  $   3,040,525  $    3,220,218
   Long-term capital gains                    -              -      1,817,176       2,037,304
   Return of capital                     84,390              -         25,420               -

   As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                  INVESTMENT
                                      VALUE      MONEY MARKET     GRADE BOND   ASSET DIRECTOR
                                   ------------  -------------  -------------  --------------
   Undistributed ordinary income   $          -  $           -  $           -  $            -
   Undistributed long-term
     gain (loss)                        (38,111)             -        (91,425)              -
   Unrealized appreciation
     (depreciation)                  (2,097,464)             -      2,049,762        (519,286)
                                   ------------  -------------  -------------  --------------
                                   $ (2,135,575) $           -  $   1,953,337  $     (519,286)
                                   ============  =============  =============  ==============

   Capital losses incurred after October 31, within the Portfolio's fiscal year may be deferred and treated as occurring on the first day of the following year. The following deferred losses will be treated as arising on the first day of the year ending December 31, 2003:

                           Value                        $  38,111
                           Investment Grade Bond           63,399

   Capital loss carry forwards are available to offset future capital gains, if any. The accompanying table details the capital loss carry forwards for those Portfolios which have them.

                                                    EXPIRATION YEAR
                                                    ---------------
                                                         2008
                                                    ---------------
                  Investment Grade Bond             $        28,026

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                                       VALUE PORTFOLIO - CLASS O
                                      -------------------------------------------------------------------------------------------
                                        FOR THE
                                       SIX MONTHS
                                         ENDED                                      FOR YEARS ENDED
                                        JUNE 30,       --------------------------------------------------------------------------
                                          2003          DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,
                                      (UNAUDITED)         2002            2001            2000            1999            1998
                                      -----------      ----------      ----------      ----------      ----------      ----------
PER SHARE OPERATING
PERFORMANCE:
Net investment income*                 $     0.09      $     0.19      $     0.24      $     0.30      $     0.32      $     0.35
Net gain (loss) on investments               1.76           (1.47)           1.77            2.51           (0.55)           1.23
                                       ----------      ----------      ----------      ----------      ----------      ----------
  Total from investment
  operations                                 1.85           (1.28)           2.01            2.81           (0.23)           1.58
                                       ----------      ----------      ----------      ----------      ----------      ----------

Shareholder distributions:
  Net investment income                     (0.04)          (0.18)          (0.23)          (0.30)          (0.32)          (0.35)
  Realized gain                                 -           (0.53)          (0.96)          (1.00)          (3.66)          (1.99)
  Return of capital                             -           (0.02)              -               -               -               -
                                       ----------      ----------      ----------      ----------      ----------      ----------

Net increase (decrease)                      1.81           (2.01)           0.82            1.51           (4.21)          (0.76)
Net asset value at
  beginning of period                       16.38           18.39           17.57           16.06           20.27           21.03
                                       ----------      ----------      ----------      ----------      ----------      ----------
Net asset value at end of period       $    18.19      $    16.38      $    18.39      $    17.57      $    16.06      $    20.27
                                       ==========      ==========      ==========      ==========      ==========      ==========

TOTAL RETURN**                               11.3%           (7.0%)          11.3%           17.7%           (0.9%)           7.1%

SUPPLEMENTAL DATA:
Net assets, end of period (000)        $  141,640      $  127,527      $  114,629      $   92,089      $   88,619      $   95,486

Ratio to average net assets:***
  Expenses                                   0.59%           0.57%           0.62%           0.64%           0.63%           0.62%
  Net investment income                      1.06%           1.05%           1.26%           1.86%           1.54%           1.61%

Portfolio turnover rate                        11%             11%             18%             19%             32%             23%

*  NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.
** TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURN
   ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. ***ANNUALIZED

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           VALUE PORTFOLIO - ADVISOR CLASS
                                                           -------------------------------
                                                                       FOR THE
                                                                        PERIOD
                                                                       MARCH 31,
                                                                       2003****
                                                                       THROUGH
                                                                       JUNE 30,
                                                                         2003
                                                                      (UNAUDITED)
                                                                      -----------
PER SHARE OPERATING PERFORMANCE:
Net investment income*                                                $      0.03
Net gain (loss) on investments                                               2.60
                                                                      -----------
  Total from investment operations                                           2.63
                                                                      -----------

Shareholder distributions:
  Net investment income                                                         -
  Realized gain                                                                 -
  Return of capital                                                             -
                                                                      -----------

Net increase (decrease)                                                      2.63
Net asset value at beginning of period                                      15.54
                                                                      -----------
Net asset value at end of period                                      $     18.17
                                                                      ===========

TOTAL RETURN**                                                               17.0%

SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $         1

Ratio to average net assets:***
  Expenses                                                                   0.88%
  Net investment income                                                      0.78%

Portfolio turnover rate                                                        11%

*   NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.
** TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY.
*** ANNUALIZED
****COMMENCEMENT OF OPERATIONS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                    MONEY MARKET PORTFOLIO - CLASS O
                                      -------------------------------------------------------------------------------------------
                                        FOR THE
                                       SIX MONTHS
                                         ENDED                                      FOR YEARS ENDED
                                        JUNE 30,       --------------------------------------------------------------------------
                                          2003          DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,
                                      (UNAUDITED)         2002            2001            2000            1999            1998
                                      -----------      ----------      ----------      ----------      ----------      ----------
PER SHARE OPERATING
PERFORMANCE:
Net investment income*                 $    0.004      $     0.01      $     0.03      $     0.05      $     0.05      $     0.05
Net gain (loss) on investments                  -               -               -               -               -               -
                                       ----------      ----------      ----------      ----------      ----------      ----------
  Total from investment
  operations                                0.004            0.01            0.03            0.05            0.05            0.05
                                       ----------      ----------      ----------      ----------      ----------      ----------

Shareholder distributions:
  Net investment income                    (0.004)          (0.01)          (0.03)          (0.05)          (0.05)          (0.05)
  Realized gain                                 -               -               -               -               -               -
  Return of capital                             -               -               -               -               -               -
                                       ----------      ----------      ----------      ----------      ----------      ----------

Net increase (decrease)                         -               -               -               -               -               -
Net asset value at
  beginning of period                        1.00            1.00            1.00            1.00            1.00            1.00
                                       ----------      ----------      ----------      ----------      ----------      ----------
Net asset value at end of period       $     1.00      $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                       ==========      ==========      ==========      ==========      ==========      ==========

TOTAL RETURN**                                0.4%            1.2%            3.5%            5.8%            4.6%            4.9%

SUPPLEMENTAL DATA:
Net assets, end of period (000)        $  234,569      $  244,933      $  190,675      $  140,622      $  126,532      $   82,055

Ratio to average net assets:***
  Expenses                                   0.48%           0.48%           0.52%           0.53%           0.55%           0.61%
  Net investment income                      0.74%           1.20%           3.41%           5.79%           4.60%           4.82%

Portfolio turnover rate                         -               -               -               -               -               -

*  NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.
** TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURN
   ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. ***ANNUALIZED

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                        MONEY MARKET PORTFOLIO - ADVISOR CLASS
                                                        --------------------------------------
                                                                       FOR THE
                                                                        PERIOD
                                                                       MARCH 31,
                                                                       2003****
                                                                       THROUGH
                                                                       JUNE 30,
                                                                         2003
                                                                      (UNAUDITED)
                                                                      -----------
PER SHARE OPERATING PERFORMANCE:
Net investment income*                                                $     0.001
Net gain (loss) on investments                                                  -
                                                                      -----------
  Total from investment operations                                          0.001
                                                                      -----------

Shareholder distributions:
  Net investment income                                                    (0.001)
  Realized gain                                                                 -
  Return of capital                                                             -
                                                                      -----------

Net increase (decrease)                                                         -
Net asset value at beginning of period                                       1.00
                                                                      -----------
Net asset value at end of period                                      $      1.00
                                                                      ===========

TOTAL RETURN**                                                                0.1%

SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $         1

Ratio to average net assets:***
  Expenses                                                                   0.72%
  Net investment income                                                      0.37%

Portfolio turnover rate                                                         -

*   NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.
** TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY.
*** ANNUALIZED
****COMMENCEMENT OF OPERATIONS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               INVESTMENT GRADE BOND PORTFOLIO - CLASS O
                                      -------------------------------------------------------------------------------------------
                                        FOR THE
                                       SIX MONTHS
                                         ENDED                                      FOR YEARS ENDED
                                        JUNE 30,       --------------------------------------------------------------------------
                                          2003          DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,
                                      (UNAUDITED)         2002            2001            2000            1999            1998
                                      -----------      ----------      ----------      ----------      ----------      ----------
PER SHARE OPERATING
PERFORMANCE:
Net investment income*                 $     0.24      $     0.56      $     0.66      $     0.68      $     0.61      $     0.60
Net gain (loss) on investments               0.23            0.29            0.17            0.44           (0.74)           0.36
                                       ----------      ----------      ----------      ----------      ----------      ----------
  Total from investment
  operations                                 0.47            0.85            0.83            1.12           (0.13)           0.96
                                       ----------      ----------      ----------      ----------      ----------      ----------

Shareholder distributions:
  Net investment income                     (0.12)          (0.49)          (0.63)          (0.71)          (0.61)          (0.60)
  Realized gain                                 -           (0.01)              -               -               -           (0.21)
  Return of capital                             -           (0.01)              -               -               -               -
                                       ----------      ----------      ----------      ----------      ----------      ----------

Net increase (decrease)                      0.35            0.34            0.20            0.41           (0.74)           0.15

Net asset value at
  beginning of period                       11.04           10.70           10.50           10.09           10.83           10.68
                                       ----------      ----------      ----------      ----------      ----------      ----------
Net asset value at end of period       $    11.39      $    11.04      $    10.70      $    10.50      $    10.09      $    10.83
                                       ==========      ==========      ==========      ==========      ==========      ==========

TOTAL RETURN**                                4.3%            7.9%            7.1%           10.8%           (1.1%)           8.8%

SUPPLEMENTAL DATA:
Net assets, end of period (000)        $  133,088      $  118,958      $   78,268      $   54,947      $   49,828      $   50,090

Ratio to average net assets:***
  Expenses                                   0.63%           0.59%           0.65%           0.65%           0.62%           0.62%
  Net investment income                      4.26%           5.10%           5.96%           6.52%           5.68%           5.48%

Portfolio turnover rate                        91%             97%             95%             93%             93%            132%

*  NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.
** TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURN
   ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. ***ANNUALIZED

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     INVESTMENT GRADE BOND PORTFOLIO - ADVISOR CLASS
                                                     -----------------------------------------------
                                                                       FOR THE
                                                                        PERIOD
                                                                       MARCH 31,
                                                                       2003****
                                                                       THROUGH
                                                                       JUNE 30,
                                                                         2003
                                                                      (UNAUDITED)
                                                                      -----------
PER SHARE OPERATING PERFORMANCE:
Net investment income*                                                $      0.11
Net gain (loss) on investments                                               0.16
                                                                      -----------
  Total from investment operations                                           0.27
                                                                      -----------

Shareholder distributions:
  Net investment income                                                         -
  Realized gain                                                                 -
  Return of capital                                                             -
                                                                      -----------

Net increase (decrease)                                                      0.27
Net asset value at beginning of period                                      11.12
                                                                      -----------
Net asset value at end of period                                      $     11.39
                                                                      ===========

TOTAL RETURN**                                                                2.5%

SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $         1

Ratio to average net assets:***
  Expenses                                                                   0.81%
  Net investment income                                                      3.96%

Portfolio turnover rate                                                        91%

*   NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.
** TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY.
*** ANNUALIZED
****COMMENCEMENT OF OPERATIONS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                   ASSET DIRECTOR PORTFOLIO - CLASS O
                                      -------------------------------------------------------------------------------------------
                                        FOR THE
                                       SIX MONTHS
                                         ENDED                                      FOR YEARS ENDED
                                        JUNE 30,       --------------------------------------------------------------------------
                                          2003          DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,
                                      (UNAUDITED)         2002            2001            2000            1999            1998
                                      -----------      ----------      ----------      ----------      ----------      ----------
PER SHARE OPERATING
PERFORMANCE:
Net investment income*                 $     0.15      $     0.35      $     0.41      $     0.49      $     0.49      $     0.51
Net gain (loss) on investments               1.13           (0.72)           0.98            1.49           (0.71)           0.79
                                       ----------      ----------      ----------      ----------      ----------      ----------
  Total from investment
  operations                                 1.28           (0.37)           1.39            1.98           (0.22)           1.30
                                       ----------      ----------      ----------      ----------      ----------      ----------

Shareholder distributions:
  Net investment income                     (0.07)          (0.33)          (0.41)          (0.49)          (0.50)          (0.51)
  Realized gain                                             (0.30)          (0.41)          (0.46)          (1.60)          (0.99)
  Return of capital                             -           (0.01)              -               -               -               -
                                       ----------      ----------      ----------      ----------      ----------      ----------

Net increase (decrease)                      1.21           (1.01)           0.57            1.03           (2.32)          (0.20)

Net asset value at
  beginning of period                       13.40           14.41           13.84           12.81           15.13           15.33
                                       ----------      ----------      ----------      ----------      ----------      ----------
Net asset value at end of period       $    14.61      $    13.40      $    14.41      $    13.84      $    12.81      $    15.13
                                       ==========      ==========      ==========      ==========      ==========      ==========

TOTAL RETURN**                                9.6%           (2.6%)          10.6%           15.7%           (0.8%)           8.3%

SUPPLEMENTAL DATA:
Net assets, end of period (000)        $  124,774      $  107,053      $   91,096      $   68,096      $   68,816      $   73,112

Ratio to average net assets:***
  Expenses                                   0.62%           0.59%           0.64%           0.64%           0.62%           0.62%
  Net investment income                      2.17%           2.47%           2.86%           3.72%           3.25%           3.27%

Portfolio turnover rate                        32%             33%             39%             43%             49%             63%

*  NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.
** TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURN
   ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. ***ANNUALIZED

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                        ASSET DIRECTOR PORTFOLIO - ADVISOR CLASS
                                                        ----------------------------------------
                                                                       FOR THE
                                                                        PERIOD
                                                                       MARCH 31,
                                                                       2003****
                                                                       THROUGH
                                                                       JUNE 30,
                                                                         2003
                                                                      (UNAUDITED)
                                                                      -----------
PER SHARE OPERATING PERFORMANCE:
Net investment income*                                                $      0.07
Net gain (loss) on investments                                               1.57
                                                                      -----------
  Total from investment operations                                           1.64
                                                                      -----------

Shareholder distributions:
  Net investment income                                                         -
  Realized gain                                                                 -
  Return of capital                                                             -
                                                                      -----------

Net increase (decrease)                                                      1.64
Net asset value at beginning of period                                      12.96
                                                                      -----------
Net asset value at end of period                                      $     14.60
                                                                      ===========

TOTAL RETURN**                                                               12.6%

SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $         1

Ratio to average net assets:***
  Expenses                                                                   0.96%
  Net investment income                                                      1.87%

Portfolio turnover rate                                                        30%

*   NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.
** TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY.
*** ANNUALIZED
****COMMENCEMENT OF OPERATIONS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             MANAGEMENT OF THE FUND

MANAGEMENT INFORMATION

Overall responsibility for management of the Fund rests with its Board of Directors, who are elected by the shareholders of the Fund. The Directors elect the officers of the Fund to actively supervise its day-to-day operations.

                                                                                      NUMBER OF
                                                           PRINCIPAL                  PORTFOLIOS IN  OTHER
                         CURRENT           TERM OF OFFICE  OCCUPATION(S)              FUND COMPLEX   DIRECTORSHIPS
NAME, ADDRESS,           POSITION          AND LENGTH      DURING THE                 OVERSEEN BY    HELD BY
AND AGE IN 2003          WITH THE FUND     OF SERVICE      PAST 5 YEARS               DIRECTOR       DIRECTOR/NOMINEE
-------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

RONALD D. ANDERSON       Director          Indefinite,     Professor, School of              4       None
371 Cottonwood Drive                       7/26/1989 to    Business, Indiana
Mooresville, IN 46158                      present         Univ./Purdue Univ.-
age 64                                                     Indianapolis
                                                           (8/88-5/03)

DONALD J. STUHLDREHER    Director          Indefinite,     Retired since 1990                4       None
4210 Statesman Drive                       12/14/2001 to
Indianapolis, IN 46250                     present
age 67

INTERESTED DIRECTORS

R. STEPHEN RADCLIFFE     Chairman of the   Indefinite,     President, American               4       Chairman of the
One American Square      Board and         2/02/2000 to    United Life Insurance                     Board, OneAmerica
Indianapolis, IN 46282   President,        present         Company(R) (2/03 to                       Securities, Inc.;
age 58                   Director                          present), Executive                       Director, American
                                                           Vice President,                           United Mutual
                                                           American United Life                      Insurance Holding
                                                           Insurance Company(R)                      Company; Director,
                                                           (8/94-2/03)                               OneAmerica
                                                                                                     Financial Partners,
                                                                                                     Inc.; Director,
                                                                                                     American United
                                                                                                     Life Insurance
                                                                                                     Company(R);
                                                                                                     Director, State Life
                                                                                                     Insurance
                                                                                                     Company; Director,
                                                                                                     Pioneer Mutual
                                                                                                     Life Insurance
                                                                                                     Company

JAMES W. MURPHY          Director          Indefinite,     Senior Vice Pres.                 4       None
11800 Pebblepoint Pass                     7/26/1989 to    Corporate Finance
Carmel, IN 46033                           present         American United Life
age 67                                                     Insurance Company(R)
                                                           (5/97-4/00)

                                                                                      NUMBER OF
                                                           PRINCIPAL                  PORTFOLIOS IN  OTHER
                         CURRENT           TERM OF OFFICE  OCCUPATION(S)              FUND COMPLEX   DIRECTORSHIPS
NAME, ADDRESS,           POSITION          AND LENGTH      DURING THE                 OVERSEEN BY    HELD BY
AND AGE IN 2003          WITH THE FUND     OF SERVICE      PAST 5 YEARS               DIRECTOR       DIRECTOR/NOMINEE
-------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
 (CONTINUED)

ALPHA C. BLACKBURN       Director          Indefinite,     President and Chief               4       Director, American
3388 Founders Rd.                          3/15/2002       Executive Officer,                        United Mutual
Indianapolis, IN 46158                     present         Blackburn Architects,                     Insurance Holding
age 64                                                     Inc., (7/99 to present),                  Company
                                                           Vice President,
                                                           Blackburn Architects,
                                                           Inc., (6/81-7/99)

The following table shows the Executive Officers of the Fund, their addresses, their ages, their positions with the Fund, their terms of office and length of time served in such positions, and their principal occupations during the past five years.

                         CURRENT POSITION  TERM OF OFFICE AND  PRINCIPAL OCCUPATION(S) DURING
NAME AND AGE IN 2003*    WITH THE FUND     LENGTH OF SERVICE   THE PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------
CONSTANCE E. LUND        Treasurer         Indefinite,         Senior Vice President, Corporate Finance, AUL
age 50                                     2/2/2000 to         (1/2000 to present); Vice President, Financial
                                           present             Reporting, AUL (6/1999 to 1/2000); Assistant Vice
                                                               President, Financial Reporting, AUL (5/95 to 6/1999)

THOMAS M. ZUREK          Secretary         Indefinite,         General Counsel and Secretary, AUL (8/2002 to
age 55                                     12/13/2002 to       present); Partner, Nymast, Good, Voigts, West,
                                           present             Hansel, and O'Brien (1992-1998; 2001-8/2002)
                                                               General Counsel and Executive Vice President,
                                                               American General Life Companies (1998-2001)

JOHN C. SWHEAR           Asst. Secretary   Indefinite,         Assistant General Counsel, AUL (2/2003 to present);
age 42                                     12/13/2002 to       Senior Counsel, AUL (8/2000-2/2003); Counsel,
                                           present             AUL (11/1996 to 8/2000)

*THE EXECUTIVE OFFICERS OF THE FUND CAN BE REACHED AT ONE AMERICAN SQUARE,
 INDIANAPOLIS, INDIANA 46282.

[AUL A ONEAMERICA(R) FINANCIAL PARTNER LOGO]

AMERICAN UNITED LIFE INSURANCE COMPANY(R)
ONE AMERICAN SQUARE, P.O. BOX 368
INDIANAPOLIS, IN 46206-0368
www.aul.com

(C) 2003 AMERICAN UNITED LIFE INSURANCE COMPANY(R). ALL RIGHTS RESERVED. ONEAMERICA(R) AND THE ONEAMERICA BANNER ARE ALL REGISTERED TRADEMARKS OF ONEAMERICA FINANCIAL PARTNERS, INC.


                                                       FORM NO. P-13959F  (6/03)

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

a) The President and Treasurer of the registrant have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days from the date hereof. Based on that evaluation, they have concluded that the registrant's disclosure controls and procedures were effective.

b) There has been no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1)  Not applicable

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act: Attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes - Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  ONEAMERICA FUNDS
            ---------------------------------------------------------------

By (Signature and Title)      /s/ R. Stephen Radcliffe
                        ---------------------------------------------------
                           R. Stephen Radcliffe, Chairman of the Board and President

Date                        September 10, 2003
    -----------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ R. Stephen Radcliffe
                        ---------------------------------------------------
                           R. Stephen Radcliffe, Chairman of the Board and President

Date                        September 10, 2003
    -----------------------------------------------------------------------

By (Signature and Title)      /s/ Constance E. Lund
                        ---------------------------------------------------
                           Constance E. Lund, Treasurer

Date                        September 10, 2003
    -----------------------------------------------------------------------